UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.	Schedules of Investments.

Schedule of Investments  (Unaudited)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.54%

AEROSPACE & DEFENSE — 2.33%
Boeing Co. (The)
3.50%, 02/15/15	$400	$422,486
4.88%, 02/15/20[a]	600	706,916
General Dynamics Corp.
1.00%, 11/15/17	150	147,706
2.25%, 07/15/16	100	104,563
3.60%, 11/15/42 (Call 05/15/42)	150	136,107
3.88%, 07/15/21 (Call 04/15/21)[a]	350	382,658
Lockheed Martin Corp.
3.35%, 09/15/21	600	621,156
4.85%, 09/15/41	400	420,142
Raytheon Co.
2.50%, 12/15/22	500	483,558
3.13%, 10/15/20[a]	150	157,230
United Technologies Corp.
1.20%, 06/01/15	350	355,205
1.80%, 06/01/17	1,050	1,070,684
3.10%, 06/01/22	1,325	1,364,585
4.50%, 06/01/42	1,200	1,278,464
5.70%, 04/15/40	75	93,647
6.13%, 02/01/19	25	30,707

		7,775,814

AGRICULTURE — 1.08%
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	250	281,425
5.45%, 03/15/18	300	356,083
5.77%, 03/01/41	325	389,351
Philip Morris International Inc.
1.13%, 08/21/17	1,600	1,587,614
2.50%, 08/22/22	175	171,707
3.88%, 08/21/42	750	710,904
5.65%, 05/16/18	100	120,240

		3,617,324

AIRLINES — 0.05%
Continental Airlines Inc. 2012-2 Pass Through Trust Class A
4.00%, 04/29/26[a]	150	156,187

		156,187

AUTO MANUFACTURERS — 0.15%
Daimler Finance North America LLC
8.50%, 01/18/31[a]	325	496,558

		496,558

Security	Principal (000s)	Value

BANKS — 30.29%
Abbey National Treasury Services PLC
4.00%, 04/27/16	$500	$531,107
Australia and New Zealand Banking Group Ltd.
1.88%, 10/06/17	250	253,306
Bank of America Corp.
1.25%, 01/11/16	200	199,105
4.50%, 04/01/15	400	426,033
5.00%, 05/13/21	100	111,960
5.88%, 02/07/42	700	846,801
6.50%, 08/01/16	550	636,580
7.38%, 05/15/14	2,500	2,697,882
7.63%, 06/01/19	1,400	1,784,743
Series 1
3.75%, 07/12/16	1,000	1,068,151
Bank of Montreal
1.40%, 09/11/17	700	695,016
2.55%, 11/06/22 (Call 10/06/22)	300	290,253
Bank of New York Mellon Corp. (The)
0.70%, 10/23/15 (Call 09/23/15)	250	249,545
1.20%, 02/20/15 (Call 01/20/15)	75	75,780
2.30%, 07/28/16	1,500	1,569,084
3.55%, 09/23/21 (Call 08/23/21)	350	374,956
Bank of Nova Scotia
0.75%, 10/09/15	500	498,440
1.85%, 01/12/15[a]	150	153,132
2.55%, 01/12/17	1,400	1,462,682
3.40%, 01/22/15	100	104,948
Bank One Corp.
8.00%, 04/29/27	25	34,335
Barclays Bank PLC
2.75%, 02/23/15	100	103,524
5.00%, 09/22/16	1,000	1,123,355
5.13%, 01/08/20	100	113,116
5.20%, 07/10/14	900	955,738
6.75%, 05/22/19	250	307,857
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,250	1,253,791
2.05%, 04/28/14 (Call 03/28/14)	100	101,709
BNP Paribas SA
2.38%, 09/14/17	250	253,224
3.60%, 02/23/16	1,075	1,142,099
5.00%, 01/15/21[a]	600	671,523
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	700	701,518
Citigroup Inc.
4.45%, 01/10/17	1,000	1,097,168
4.50%, 01/14/22[a]	1,350	1,476,328
4.75%, 05/19/15	1,475	1,585,815
5.38%, 08/09/20	125	146,096
5.50%, 10/15/14[a]	1,600	1,713,869
6.13%, 11/21/17	350	413,175
6.13%, 05/15/18	1,000	1,192,133
6.38%, 08/12/14	200	215,275
6.88%, 03/05/38	50	65,356
8.13%, 07/15/39	1,050	1,546,157
8.50%, 05/22/19	350	465,789
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	700	710,885
Credit Suisse New York
4.38%, 08/05/20	700	782,515
5.50%, 05/01/14[a]	1,100	1,164,622
Deutsche Bank AG London

1

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

3.25%, 01/11/16	$225	$237,595
6.00%, 09/01/17	1,300	1,534,094
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15[a]	1,475	1,536,402
3.63%, 02/07/16	25	26,458
5.13%, 01/15/15	50	53,663
5.25%, 07/27/21	100	112,874
5.75%, 01/24/22	1,650	1,922,230
6.00%, 05/01/14	2,100	2,231,770
6.13%, 02/15/33	100	116,735
6.15%, 04/01/18	1,575	1,846,904
6.25%, 09/01/17	50	58,471
6.25%, 02/01/41	800	968,626
HSBC Bank (USA) N.A.
4.88%, 08/24/20[a]	1,400	1,543,071
HSBC Holdings PLC
4.00%, 03/30/22	500	535,442
5.10%, 04/05/21	675	777,892
6.50%, 05/02/36	1,250	1,542,860
6.50%, 09/15/37	300	372,486
HSBC USA Inc.
2.38%, 02/13/15	600	617,575
J.P. Morgan Chase & Co.
1.80%, 01/25/18	250	249,283
2.00%, 08/15/17	200	201,469
3.15%, 07/05/16	1,500	1,588,286
3.25%, 09/23/22	1,400	1,401,707
3.70%, 01/20/15	2,000	2,104,339
4.35%, 08/15/21	175	191,507
4.65%, 06/01/14	100	105,208
5.40%, 01/06/42	850	993,908
5.60%, 07/15/41	50	59,739
6.00%, 01/15/18	600	711,736
6.30%, 04/23/19	700	853,373
6.40%, 05/15/38	75	97,554
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,646,195
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	750	823,988
Morgan Stanley
3.80%, 04/29/16	1,500	1,584,100
4.75%, 03/22/17	1,850	2,020,336
5.50%, 01/26/20	250	278,539
5.50%, 07/28/21	1,000	1,123,565
5.75%, 01/25/21	150	170,146
6.00%, 05/13/14	1,400	1,482,190
6.00%, 04/28/15	550	599,652
6.38%, 07/24/42	875	1,037,556
6.63%, 04/01/18	1,500	1,766,195
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,392
2.75%, 03/09/17	700	732,412
National Bank of Canada
1.50%, 06/26/15	500	506,904
Northern Trust Corp.
2.38%, 08/02/22	375	365,311
PNC Bank N.A.
2.70%, 11/01/22 (Call 10/01/22)[b]	250	242,355
2.95%, 01/30/23 (Call 12/30/22)[b]	400	395,388
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	158,034
3.63%, 02/08/15[b]	700	739,280
5.13%, 02/08/20[b]	700	813,473
Rabobank Nederland

Security	Principal (000s)	Value

2.13%, 10/13/15	$200	$205,613
3.38%, 01/19/17[a]	1,250	1,335,911
3.88%, 02/08/22	950	1,001,044
5.25%, 05/24/41	300	337,677
Royal Bank of Canada
0.80%, 10/30/15	300	299,450
1.15%, 03/13/15	1,000	1,009,066
1.45%, 10/30/14	50	50,705
2.30%, 07/20/16	250	259,961
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,050	1,078,665
6.13%, 01/11/21	50	60,051
6.40%, 10/21/19	700	828,412
Societe Generale
2.75%, 10/12/17[a]	250	253,854
State Street Corp.
2.88%, 03/07/16	300	318,492
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	700	708,714
3.00%, 01/18/23	250	247,343
Svenska Handelsbanken AB
2.88%, 04/04/17	350	367,506
Toronto-Dominion Bank (The)
2.38%, 10/19/16	775	807,834
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	700	706,247
2.20%, 11/15/16 (Call 10/14/16)	150	155,790
2.95%, 07/15/22 (Call 06/15/22)	700	692,302
4.20%, 05/15/14	700	733,531
UBS AG Stamford
2.25%, 01/28/14[a]	300	303,341
4.88%, 08/04/20	700	801,062
5.88%, 12/20/17	900	1,064,750
Union Bank N.A.
2.13%, 06/16/17	350	358,770
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,000	1,328,659
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	250	278,936
5.63%, 10/15/16	1,000	1,151,804
5.75%, 06/15/17	700	822,817
Wells Fargo & Co.
1.50%, 07/01/15	2,075	2,106,313
1.50%, 01/16/18[a]	500	498,083
3.50%, 03/08/22	975	1,015,547
3.68%, 06/15/16[a,c]	275	297,859
3.75%, 10/01/14	2,150	2,262,222
4.60%, 04/01/21	100	113,174
5.63%, 12/11/17	250	293,923
Westpac Banking Corp.
1.13%, 09/25/15[a]	1,250	1,260,051
2.00%, 08/14/17	700	714,347
3.00%, 08/04/15	50	52,640
4.88%, 11/19/19	425	491,181

		101,144,391

BEVERAGES — 4.40%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	2,100	2,103,184
1.38%, 07/15/17	2,000	1,996,939
2.50%, 07/15/22	100	97,891
2.63%, 01/17/23	750	740,272
3.75%, 07/15/42	1,100	1,037,394

2

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

5.38%, 11/15/14	$50	$54,131
8.20%, 01/15/39	150	236,586
Coca-Cola Co. (The)
0.75%, 03/13/15	700	703,863
1.65%, 03/14/18	700	713,472
1.80%, 09/01/16	100	103,218
3.30%, 09/01/21	650	695,915
Diageo Capital PLC
1.50%, 05/11/17	1,275	1,282,358
Diageo Investment Corp.
4.25%, 05/11/42	350	355,056
PepsiCo Inc.
0.70%, 08/13/15	1,950	1,949,142
0.75%, 03/05/15[a]	75	75,206
2.75%, 03/05/22	2,000	2,018,487
3.60%, 08/13/42	350	325,068
4.00%, 03/05/42	50	49,880
7.90%, 11/01/18	125	166,465

		14,704,527

BIOTECHNOLOGY — 0.11%
Genentech Inc.
4.75%, 07/15/15	325	355,423

		355,423

CHEMICALS — 0.79%
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15[a]	700	734,922
3.63%, 01/15/21	800	869,684
6.00%, 07/15/18	150	183,991
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	625	600,666
Sherwin-Williams Co. (The)
1.35%, 12/15/17	250	249,054

		2,638,317

COMMERCIAL SERVICES — 0.12%
Massachusetts Institute of Technology
5.60%, 07/01/2111	250	333,172
Princeton University
Series A
4.95%, 03/01/19	50	58,928

		392,100

COMPUTERS - 1.42%
Dell Inc.
5.88%, 06/15/19[a]	350	358,750
International Business Machines Corp.
0.55%, 02/06/15	100	99,985
0.75%, 05/11/15	2,500	2,504,648
1.88%, 08/01/22[a]	350	327,777
4.00%, 06/20/42	650	650,665
7.63%, 10/15/18	600	793,252

		4,735,077

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.81%
Colgate-Palmolive Co.
1.95%, 02/01/23	$350	$332,018
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,500	1,531,009
5.55%, 03/05/37	650	832,829

		2,695,856

DIVERSIFIED FINANCIAL SERVICES — 8.88%
American Express Co.
2.65%, 12/02/22[d]	143	138,347
4.05%, 12/03/42[d]	337	322,140
7.00%, 03/19/18	750	930,796
American Express Credit Corp.
1.75%, 06/12/15	1,075	1,094,100
2.38%, 03/24/17	575	593,966
2.75%, 09/15/15	500	522,355
2.80%, 09/19/16[a]	1,000	1,054,673
Ameriprise Financial Inc.
5.30%, 03/15/20[a]	500	584,237
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500	499,759
6.13%, 02/17/14	850	900,504
Charles Schwab Corp. (The)
4.45%, 07/22/20	300	335,646
CME Group Inc.
3.00%, 09/15/22	350	347,535
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	1,450	1,686,100
Credit Suisse (USA) Inc.
5.13%, 08/15/15	775	852,321
5.38%, 03/02/16	75	83,477
General Electric Capital Corp.
1.00%, 01/08/16	500	499,917
1.63%, 07/02/15	1,250	1,271,109
2.10%, 01/07/14	500	507,969
2.15%, 01/09/15[a]	775	796,033
2.25%, 11/09/15	50	51,638
4.63%, 01/07/21	1,400	1,563,208
4.65%, 10/17/21	250	277,662
5.63%, 09/15/17	150	175,767
5.63%, 05/01/18	1,000	1,178,109
5.88%, 01/14/38	1,725	2,017,004
6.38%, 11/15/67 (Call 11/15/17)[e]	600	631,500
HSBC Finance Corp.
5.00%, 06/30/15	700	754,611
6.68%, 01/15/21	650	768,245
John Deere Capital Corp.
0.70%, 09/04/15[a]	1,000	1,000,062
0.88%, 04/17/15	50	50,249
1.20%, 10/10/17	700	694,273
2.25%, 04/17/19	525	534,766
Merrill Lynch & Co. Inc.
6.40%, 08/28/17[a]	1,550	1,811,184
6.50%, 07/15/18	75	88,406
6.88%, 04/25/18	350	423,121
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18[a]	350	507,013
Series C
8.00%, 03/01/32	250	369,000

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

TD Ameritrade Holding Corp.
5.60%, 12/01/19	$300	$346,242
Toyota Motor Credit Corp.
0.88%, 07/17/15[a]	1,000	1,004,811
1.75%, 05/22/17[a]	1,250	1,270,297
2.00%, 09/15/16	250	259,181
2.63%, 01/10/23	500	493,524
3.30%, 01/12/22	350	368,445

		29,659,302

ELECTRIC — 3.35%
Carolina Power & Light Co.
2.80%, 05/15/22 (Call 02/15/22)	350	355,185
Commonwealth Edison Co.
1.63%, 01/15/14	75	75,791
5.80%, 03/15/18[a]	600	717,878
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	250	320,831
Series 08-B
6.75%, 04/01/38	350	484,827
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,250	1,240,516
5.30%, 02/15/40	75	88,748
7.00%, 11/15/18	700	892,572
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	650	659,543
Georgia Power Co.
4.25%, 12/01/19	250	284,376
4.30%, 03/15/42	650	667,049
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	53,309
5.13%, 11/01/40 (Call 05/01/40)	250	293,453
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	700	755,247
5.80%, 03/01/37	150	183,182
6.05%, 03/01/34	900	1,141,073
PacifiCorp
6.00%, 01/15/39	400	515,856
Progress Energy Carolinas
5.30%, 01/15/19	50	59,280
Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	350	330,238
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)[a]	300	311,825
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	350	389,498
5.50%, 03/15/40	350	430,808
Series 08-A
5.95%, 02/01/38	50	64,253
Virginia Electric and Power Co.
5.40%, 04/30/18	350	419,003
8.88%, 11/15/38	275	461,524

		11,195,865

ELECTRONICS — 0.55%
Honeywell International Inc.
4.25%, 03/01/21	300	344,476
5.30%, 03/01/18	100	118,635
5.38%, 03/01/41[a]	325	402,264
Koninklijke Philips Electronics NV
3.75%, 03/15/22	550	587,002
5.00%, 03/15/42[a]	100	110,250

Security	Principal (000s)	Value

6.88%, 03/11/38	$200	$263,936

		1,826,563

ENGINEERING & CONSTRUCTION — 0.19%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	351,937
2.88%, 05/08/22	25	25,000
4.38%, 05/08/42	250	260,167

		637,104

FOOD — 0.34%
Sysco Corp.
5.25%, 02/12/18	300	353,508
Unilever Capital Corp.
0.85%, 08/02/17	650	637,794
5.90%, 11/15/32	100	133,474

		1,124,776

HEALTH CARE - PRODUCTS — 1.45%
Baxter International Inc.
1.85%, 01/15/17	500	510,947
2.40%, 08/15/22[a]	550	532,371
5.90%, 09/01/16	30	34,661
Becton, Dickinson and Co.
3.13%, 11/08/21	400	416,846
Covidien International Finance SA
1.35%, 05/29/15	500	504,967
6.55%, 10/15/37	275	367,864
CR Bard Inc.
1.38%, 01/15/18	250	247,555
Medtronic Inc.
2.63%, 03/15/16[a]	600	626,954
3.00%, 03/15/15	350	366,415
3.13%, 03/15/22 (Call 12/15/21)	500	523,313
St. Jude Medical Inc.
2.50%, 01/15/16	350	362,596
Stryker Corp.
2.00%, 09/30/16	350	359,552

		4,854,041

HEALTH CARE - SERVICES — 1.19%
Aetna Inc.
1.50%, 11/15/17 (Call 10/15/17)	500	497,458
2.75%, 11/15/22 (Call 08/15/22)	300	289,093
4.50%, 05/15/42 (Call 11/15/41)	525	523,803
6.00%, 06/15/16	200	231,015
6.50%, 09/15/18	50	61,368
UnitedHealth Group Inc.
1.40%, 10/15/17	500	499,079
2.75%, 02/15/23 (Call 11/15/22)	250	246,006
2.88%, 03/15/22 (Call 12/15/21)[a]	700	702,191
6.00%, 02/15/18	50	60,446
6.88%, 02/15/38	650	860,997

		3,971,456

HOUSEHOLD PRODUCTS & WARES — 0.15%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	35,121

4

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

7.50%, 11/01/18	$350	$461,854

		496,975

INSURANCE — 2.75%
ACE INA Holdings Inc.
2.60%, 11/23/15	350	366,801
AEGON Funding Co. LLC
5.75%, 12/15/20	250	291,491
Aflac Inc.
2.65%, 02/15/17	600	623,813
Allstate Corp. (The)
5.20%, 01/15/42	300	342,625
7.45%, 05/16/19	350	454,278
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	600	605,462
3.00%, 05/15/22	600	602,170
3.20%, 02/11/15	775	814,464
4.40%, 05/15/42	350	340,764
5.75%, 01/15/40	50	58,711
Berkshire Hathaway Inc.
1.90%, 01/31/17	50	51,007
Chubb Corp. (The)
5.75%, 05/15/18	300	363,728
6.38%, 03/29/67 (Call 04/15/17)[e]	550	596,750
MetLife Inc.
1.76%, 12/15/17	500	500,215
2.38%, 02/06/14	200	203,649
3.05%, 12/15/22	250	246,957
4.13%, 08/13/42	700	661,279
6.75%, 06/01/16	150	176,442
7.72%, 02/15/19	750	973,880
Principal Financial Group Inc.
6.05%, 10/15/36	200	239,498
Travelers Companies Inc. (The)
5.35%, 11/01/40	550	656,712

		9,170,696

INTERNET — 0.60%
Baidu Inc.
3.50%, 11/28/22	500	487,182
eBay Inc.
1.35%, 07/15/17	350	351,049
2.60%, 07/15/22 (Call 04/15/22)[a]	425	418,505
4.00%, 07/15/42 (Call 01/15/42)	100	93,214
Google Inc.
2.13%, 05/19/16	600	625,724
3.63%, 05/19/21	25	27,420

		2,003,094

IRON & STEEL — 0.19%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	600	654,210

		654,210

MACHINERY — 0.83%
Caterpillar Inc.
1.50%, 06/26/17	700	704,156
3.80%, 08/15/42	500	481,848
3.90%, 05/27/21	700	768,518

Security	Principal (000s)	Value

5.20%, 05/27/41[a]	$50	$59,502
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	400	398,844
3.90%, 06/09/42 (Call 12/09/41)	350	346,165

		2,759,033

MANUFACTURING — 0.83%
3M Co.
1.38%, 09/29/16	250	254,942
2.00%, 06/26/22[a]	575	561,206
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)[a]	350	387,312
General Electric Co.
2.70%, 10/09/22	300	295,835
4.13%, 10/09/42	200	197,329
5.25%, 12/06/17	500	584,514
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	375	364,469
6.25%, 04/01/19	100	123,034

		2,768,641

MEDIA — 0.86%
Thomson Reuters Corp.
5.85%, 04/15/40	75	89,541
6.50%, 07/15/18	525	646,508
Walt Disney Co. (The)
0.88%, 12/01/14	100	100,651
1.10%, 12/01/17[a]	500	495,316
1.13%, 02/15/17	650	646,541
1.35%, 08/16/16	300	305,057
2.35%, 12/01/22	250	243,862
Series E
4.13%, 12/01/41[a]	350	356,595

		2,884,071

METAL FABRICATE & HARDWARE — 0.18%
Precision Castparts Corp.
1.25%, 01/15/18	500	496,643
2.50%, 01/15/23 (Call 10/15/22)	100	97,791

		594,434

MINING — 2.00%
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15[a]	750	755,719
1.63%, 02/24/17	950	961,783
2.88%, 02/24/22	350	355,319
4.13%, 02/24/42[a]	300	304,648
6.50%, 04/01/19	50	63,388
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	400	490,026
8.95%, 05/01/14	700	771,103
Rio Tinto Finance (USA) PLC
1.13%, 03/20/15	100	100,756
1.63%, 08/21/17 (Call 07/21/17)	1,000	1,000,623
2.88%, 08/21/22 (Call 05/21/22)	1,000	985,998
3.50%, 03/22/22 (Call 12/22/21)	175	181,309
4.13%, 08/21/42 (Call 02/21/42)	725	702,236

		6,672,908

5

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

OIL & GAS — 5.74%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	$400	$411,452
4.25%, 01/15/44 (Call 07/15/43)	500	478,054
4.75%, 04/15/43 (Call 10/15/42)	735	752,248
BP Capital Markets PLC
1.38%, 11/06/17	100	99,516
1.85%, 05/05/17	2,825	2,873,330
2.50%, 11/06/22	500	482,472
3.13%, 10/01/15	700	741,561
3.63%, 05/08/14[a]	150	155,948
4.74%, 03/11/21[a]	50	57,451
Chevron Corp.
2.36%, 12/05/22 (Call 09/05/22)	500	490,059
4.95%, 03/03/19	675	800,065
Conoco Funding Co.
7.25%, 10/15/31	200	284,557
ConocoPhillips
5.75%, 02/01/19[a]	325	397,071
6.50%, 02/01/39	1,200	1,630,880
ConocoPhillips Holding Co.
6.95%, 04/15/29	100	135,447
Diamond Offshore Drilling Inc.
5.88%, 05/01/19[a]	250	306,138
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	350	344,176
2.95%, 06/01/15	600	629,508
5.63%, 06/01/19	50	60,795
Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	750	750,704
2.70%, 02/15/23 (Call 11/15/22)	650	646,319
Shell International Finance BV
0.63%, 12/04/15[a]	500	500,104
1.13%, 08/21/17	1,500	1,492,346
2.38%, 08/21/22	700	682,977
3.10%, 06/28/15	150	158,702
5.50%, 03/25/40	150	186,075
6.38%, 12/15/38	675	919,259
Total Capital
2.30%, 03/15/16	125	130,156
Total Capital Canada Ltd.
2.75%, 07/15/23	500	498,876
Total Capital International SA
0.75%, 01/25/16	1,400	1,397,706
2.70%, 01/25/23	700	693,645

		19,187,597

OIL & GAS SERVICES — 0.76%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	365,976
5.13%, 09/15/40	275	317,137
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	450	474,922
4.50%, 11/15/41 (Call 05/15/41)	350	374,281
7.45%, 09/15/39	175	255,913
National Oilwell Varco Inc.
2.60%, 12/01/22 (Call 09/01/22)	500	496,341
3.95%, 12/01/42 (Call 06/01/42)	250	243,823

		2,528,393

Security	Principal (000s)	Value

PHARMACEUTICALS — 6.60%
Abbott Laboratories
5.30%, 05/27/40	$650	$794,093
Allergan Inc.
3.38%, 09/15/20	20	21,229
AstraZeneca PLC
1.95%, 09/18/19	825	827,012
4.00%, 09/18/42	850	826,382
6.45%, 09/15/37	50	65,190
Bristol-Myers Squibb Co.
0.88%, 08/01/17	350	344,266
2.00%, 08/01/22	50	47,145
3.25%, 08/01/42	375	331,667
Eli Lilly and Co.
5.20%, 03/15/17	750	867,657
5.55%, 03/15/37	150	180,161
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	125	151,062
6.38%, 05/15/38	650	867,186
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,400	1,405,750
2.85%, 05/08/22	350	351,843
Johnson & Johnson
2.15%, 05/15/16	75	78,390
2.95%, 09/01/20	350	372,399
5.55%, 08/15/17	500	596,274
5.95%, 08/15/37	375	501,916
McKesson Corp.
3.25%, 03/01/16[a]	300	320,389
4.75%, 03/01/21 (Call 12/01/20)	250	286,257
Merck & Co. Inc.
1.10%, 01/31/18[a]	1,000	991,289
2.25%, 01/15/16	500	522,245
2.40%, 09/15/22 (Call 06/15/22)	550	536,784
3.60%, 09/15/42 (Call 03/15/42)	1,000	936,872
5.00%, 06/30/19	125	148,040
Novartis Capital Corp.
2.40%, 09/21/22	250	245,027
2.90%, 04/24/15	50	52,524
3.70%, 09/21/42	375	360,992
4.13%, 02/10/14[a]	700	726,148
Novartis Securities Investment Ltd.
5.13%, 02/10/19	625	741,952
Pfizer Inc.
5.35%, 03/15/15	1,600	1,757,600
6.20%, 03/15/19	800	1,000,508
7.20%, 03/15/39	1,150	1,702,708
Sanofi
2.63%, 03/29/16	1,000	1,051,851
4.00%, 03/29/21	300	331,746
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	25	34,371
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	50	52,253
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,050	1,106,022
Teva Pharmaceutical Finance IV LLC
2.25%, 03/18/20	500	494,974

		22,030,174

PIPELINES — 0.76%
TransCanada PipeLines Ltd.

6

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

0.88%, 03/02/15	$1,000	$1,003,253
2.50%, 08/01/22	250	243,071
3.80%, 10/01/20	200	221,196
6.10%, 06/01/40	700	892,864
7.63%, 01/15/39	125	182,350

		2,542,734

REAL ESTATE INVESTMENT TRUSTS — 0.72%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	1,000	1,023,969
3.38%, 03/15/22 (Call 12/15/21)[a]	450	465,373
4.75%, 03/15/42 (Call 09/15/41)[a]	275	285,364
5.10%, 06/15/15[a]	100	109,915
5.25%, 12/01/16 (Call 09/02/16)	350	401,794
5.65%, 02/01/20 (Call 11/01/19)	100	120,947

		2,407,362

RETAIL — 4.65%
Costco Wholesale Corp.
1.70%, 12/15/19	500	495,159
5.50%, 03/15/17	250	291,126
Home Depot Inc. (The)
5.40%, 03/01/16	1,075	1,223,334
5.88%, 12/16/36	875	1,110,975
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	700	709,086
3.12%, 04/15/22 (Call 01/15/22)	300	306,722
3.80%, 11/15/21 (Call 08/15/21)	75	80,455
4.65%, 04/15/42 (Call 10/15/41)	400	415,265
McDonald’s Corp.
0.75%, 05/29/15	350	351,880
2.63%, 01/15/22	350	353,914
3.70%, 02/15/42	350	331,259
5.35%, 03/01/18	75	89,159
Nordstrom Inc.
6.25%, 01/15/18	200	239,487
Target Corp.
2.90%, 01/15/22	1,000	1,023,432
4.00%, 07/01/42	825	815,984
5.38%, 05/01/17	500	583,280
6.00%, 01/15/18	100	121,251
7.00%, 01/15/38	100	141,777
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,350	1,382,977
3.25%, 10/25/20	950	1,016,725
5.63%, 04/15/41	1,250	1,563,481
5.80%, 02/15/18	700	850,082
6.50%, 08/15/37	1,500	2,035,416

		15,532,226

SAVINGS & LOANS — 0.37%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,150	1,242,015

		1,242,015

SEMICONDUCTORS — 1.06%
Applied Materials Inc.
4.30%, 06/15/21[a]	250	273,222
5.85%, 06/15/41	50	59,275

Security	Principal (000s)	Value

Broadcom Corp.
2.50%, 08/15/22[d]	$250	$242,025
Intel Corp.
1.35%, 12/15/17	600	596,329
3.30%, 10/01/21	1,075	1,125,802
4.00%, 12/15/32	100	95,835
4.25%, 12/15/42	500	480,831
Texas Instruments Inc.
0.45%, 08/03/15	75	74,614
1.65%, 08/03/19	600	595,070

		3,543,003

SOFTWARE — 2.06%
Microsoft Corp.
0.88%, 11/15/17[a]	500	494,059
1.63%, 09/25/15	300	308,973
3.00%, 10/01/20	1,100	1,162,959
3.50%, 11/15/42	250	231,884
5.30%, 02/08/41	275	335,767
Oracle Corp.
1.20%, 10/15/17	600	596,437
2.50%, 10/15/22	750	735,061
3.75%, 07/08/14	1,000	1,046,925
5.00%, 07/08/19	50	59,413
5.25%, 01/15/16	550	620,385
5.38%, 07/15/40	1,075	1,296,790

		6,888,653

TELECOMMUNICATIONS — 9.49%
America Movil SAB de CV
2.38%, 09/08/16[a]	1,000	1,037,507
3.13%, 07/16/22	950	945,378
4.38%, 07/16/42	700	689,849
5.00%, 03/30/20	100	114,993
6.38%, 03/01/35	50	62,920
AT&T Inc.
0.88%, 02/13/15	1,000	1,002,163
1.40%, 12/01/17	500	494,892
1.70%, 06/01/17	1,400	1,408,728
2.50%, 08/15/15	150	156,136
3.00%, 02/15/22	1,475	1,494,291
4.30%, 12/15/42[d]	617	585,748
5.35%, 09/01/40	525	576,230
5.55%, 08/15/41	1,150	1,303,927
5.80%, 02/15/19	300	361,124
6.30%, 01/15/38	50	61,142
6.50%, 09/01/37[a]	1,400	1,738,013
BellSouth Corp.
5.20%, 09/15/14	500	534,815
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	800	837,629
8.50%, 11/15/18	725	981,332
Cisco Systems Inc.
1.63%, 03/14/14	2,000	2,026,939
4.45%, 01/15/20	625	715,021
5.50%, 01/15/40	775	944,658
France Telecom SA
2.75%, 09/14/16	1,000	1,042,584
4.13%, 09/14/21	100	107,191
5.38%, 01/13/42	600	657,259
8.50%, 03/01/31	225	324,382

7

Schedule of Investments  (Unaudited) (Continued)

iSHARES® AAA - A RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$25	$39,037
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	274,046
Verizon Communications Inc.
1.10%, 11/01/17	500	493,571
2.00%, 11/01/16	1,000	1,036,496
2.45%, 11/01/22 (Call 08/01/22)	900	863,214
3.50%, 11/01/21	1,250	1,328,952
3.85%, 11/01/42 (Call 05/01/42)	200	183,585
4.75%, 11/01/41	700	732,216
6.10%, 04/15/18	1,400	1,699,330
6.40%, 02/15/38	1,200	1,533,146
8.75%, 11/01/18	32	43,612
Vodafone Group PLC
2.50%, 09/26/22[a]	600	583,126
4.15%, 06/10/14	350	366,208
5.38%, 01/30/15	100	109,115
5.45%, 06/10/19	75	90,124
5.63%, 02/27/17	1,400	1,631,480
6.15%, 02/27/37	375	475,490

		31,687,599

TRANSPORTATION — 0.44%
United Parcel Service Inc.
2.45%, 10/01/22	500	490,050
3.13%, 01/15/21	50	52,667
3.88%, 04/01/14	500	519,797
4.88%, 11/15/40 (Call 05/15/40)	350	390,341
6.20%, 01/15/38	25	32,621

		1,485,476

TOTAL CORPORATE BONDS & NOTES (Cost: $335,056,322)		329,059,975

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.78%

MONEY MARKET FUNDS — 6.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,f,g]	14,907,320	$14,907,320
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,f,g]	1,348,642	1,348,642

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,f]	6,376,411	$6,376,411

		22,632,373

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,632,373)		22,632,373

TOTAL INVESTMENTS IN SECURITIES —105.32% (Cost: $357,688,695)		351,692,348
Other Assets, Less Liabilities — (5.32)%		(17,776,202)

NET ASSETS — 100.00%		$333,916,146

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Variable rate security. Rate shown is as of report date.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® BAA - BA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.88%

ADVERTISING — 0.33%
Omnicom Group Inc.
3.63%, 05/01/22	$50	$51,547

		51,547

AEROSPACE & DEFENSE — 0.35%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	55,682

		55,682

AGRICULTURE — 1.88%
Altria Group Inc.
9.70%, 11/10/18	50	68,982
10.20%, 02/06/39	50	82,881
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,867
Reynolds American Inc.
6.75%, 06/15/17	75	90,714

		295,444

AIRLINES — 0.50%
Continental Airlines Inc.
6.75%, 09/15/15 (Call 3/28/13)[a]	75	78,750

		78,750

AUTO MANUFACTURERS — 0.20%
Ford Motor Co.
7.45%, 07/16/31	25	31,748

		31,748

AUTO PARTS & EQUIPMENT — 0.71%
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	50	55,000
Johnson Controls Inc.
5.50%, 01/15/16	50	56,060

		111,060

BANKS — 8.13%
Bancolombia SA
5.13%, 09/11/22	25	26,000
Bank of America Corp.
5.42%, 03/15/17	100	109,801
5.75%, 08/15/16	50	55,281
Capital One Financial Corp.
2.15%, 03/23/15	100	101,967
4.75%, 07/15/21	50	56,752
CIT Group Inc.
5.50%, 02/15/19[a]	100	107,000
Citigroup Inc.
5.00%, 09/15/14	25	26,328

Security	Principal (000s)	Value

5.50%, 02/15/17	$25	$27,732
5.88%, 02/22/33	50	53,756
Credit Suisse New York
5.40%, 01/14/20	25	27,608
Fifth Third Bancorp
3.50%, 03/15/22 (Call 02/15/22)	75	77,457
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	25	27,646
6.45%, 05/01/36	50	54,358
6.75%, 10/01/37	50	56,087
HBOS PLC
6.00%, 11/01/33[a]	25	23,625
KeyCorp
3.75%, 08/13/15	50	53,408
Morgan Stanley
4.75%, 04/01/14	50	51,772
4.88%, 11/01/22	25	25,563
Regions Financial Corp.
7.75%, 11/10/14	50	55,250
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	25	25,805
6.13%, 12/15/22	50	51,485
SMFG Preferred Capital USD 3 Ltd.
9.50%, 12/31/49 (Call 07/25/18)[a,b]	100	127,020
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	53,419

		1,275,120

BEVERAGES — 0.68%
Constellation Brands Inc.
4.63%, 03/01/23	25	25,469
6.00%, 05/01/22	50	56,250
Molson Coors Brewing Co.
3.50%, 05/01/22	25	25,666

		107,385

BIOTECHNOLOGY — 2.24%
Amgen Inc.
2.50%, 11/15/16	100	104,969
3.88%, 11/15/21 (Call 08/15/21)	100	108,629
5.15%, 11/15/41 (Call 05/15/41)	75	82,000
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	55,925

		351,523

BUILDING MATERIALS — 0.90%
Lafarge SA
6.50%, 07/15/16	75	83,250
Masco Corp.
7.13%, 03/15/20	50	57,912

		141,162

CHEMICALS — 2.34%
Dow Chemical Co. (The)
4.38%, 11/15/42 (Call 05/15/42)	25	23,842
7.38%, 11/01/29	75	98,865
7.60%, 05/15/14	21	22,822
Ecolab Inc.

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

3.00%, 12/08/16	$25	$26,538
4.35%, 12/08/21	50	55,398
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	110,250
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	25	29,598

		367,313
COAL — 0.33%
Peabody Energy Corp.
6.25%, 11/15/21	50	52,250

		52,250
COMMERCIAL SERVICES — 0.33%
ADT Corp. (The)
3.50%, 07/15/22[a]	25	24,438
United Rentals (North America) Inc.
5.75%, 07/15/18 (Call 07/15/15)	25	26,875

		51,313
COMPUTERS — 1.63%
Hewlett-Packard Co.
2.13%, 09/13/15	100	100,399
4.65%, 12/09/21	100	100,103
Seagate HDD Cayman
7.75%, 12/15/18 (Call 12/15/14)	50	55,125

		255,627
DIVERSIFIED FINANCIAL SERVICES — 6.53%
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[b]	25	26,750
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	219,107
12.00%, 05/15/15	100	122,212
Goldman Sachs Capital I
6.35%, 02/15/34	50	51,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 01/15/18 (Call 01/15/14)	100	107,125
International Lease Finance Corp.
4.88%, 04/01/15	50	52,188
5.88%, 04/01/19	20	21,618
8.75%, 03/15/17	75	88,313
Jefferies Group Inc.
5.13%, 04/13/18	45	47,700
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	100	111,127
Nomura Holdings Inc.
6.70%, 03/04/20	50	57,978
SLM Corp.
8.45%, 06/15/18	100	118,250

		1,024,118
ELECTRIC — 4.41%
AES Corp. (The)
8.00%, 10/15/17	75	86,625
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	50	54,250

Security	Principal (000s)	Value

7.88%, 07/31/20 (Call 07/31/15)[a]	$45	$49,613
Dominion Resources Inc.
4.45%, 03/15/21	50	56,596
Duke Energy Corp.
6.30%, 02/01/14	25	26,375
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	25	26,547
6.20%, 10/01/17	75	87,651
FirstEnergy Corp.
Series C
7.38%, 11/15/31	25	31,074
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	60	74,796
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	25	26,311
6.40%, 03/15/18	50	60,306
NRG Energy Inc.
7.63%, 01/15/18	50	56,125
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	55,202

		691,471
ELECTRONICS - 0.86%
Agilent Technologies Inc.
5.00%, 07/15/20	75	84,341
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	25	25,682
3.15%, 01/15/23 (Call 10/15/22)	25	24,301

		134,324
ENVIRONMENTAL CONTROL - 0.89%
Republic Services Inc.
5.25%, 11/15/21	75	86,788
Waste Management Inc.
2.60%, 09/01/16	50	52,169

		138,957
FOOD - 3.87%
General Mills Inc.
5.65%, 02/15/19	50	60,236
Kellogg Co.
4.00%, 12/15/20	50	55,010
Kraft Foods Group Inc.
3.50%, 06/06/22	100	104,422
5.00%, 06/04/42	25	26,964
Kraft Foods Inc.
5.38%, 02/10/20	50	59,439
6.50%, 08/11/17	100	120,781
6.50%, 02/09/40	50	64,480
Kroger Co. (The)
6.15%, 01/15/20	50	59,873
Safeway Inc.
6.35%, 08/15/17	50	56,648

		607,853

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.61%
International Paper Co.
7.95%, 06/15/18	$75	$96,163

		96,163
GAS — 0.33%
Sempra Energy
2.30%, 04/01/17	50	51,221

		51,221
HEALTH CARE - PRODUCTS — 0.52%
Boston Scientific Corp.
4.50%, 01/15/15	50	53,092
Hospira Inc.
6.05%, 03/30/17	25	28,776

		81,868
HEALTH CARE — SERVICES — 2.33%
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	26,750
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	50	54,125
HCA Inc.
6.50%, 02/15/20	75	83,438
Laboratory Corp. of America Holdings
2.20%, 08/23/17	25	25,402
Quest Diagnostics Inc.
4.70%, 04/01/21	25	27,235
WellPoint Inc.
3.13%, 05/15/22	50	49,363
3.30%, 01/15/23	75	74,766
4.65%, 01/15/43	25	24,736

		365,815
HOUSEHOLD PRODUCTS & WARES — 0.16%
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	25	25,135

		25,135
INSURANCE — 5.04%
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[b]	25	26,563
American International Group Inc.
3.80%, 03/22/17	125	134,515
8.18%, 05/15/68 (Call 05/15/38)[b]	50	65,125
8.25%, 08/15/18	100	129,685

Security	Principal (000s)	Value

AXA SA
8.60%, 12/15/30	$25	$32,125
Hartford Financial Services Group Inc.
6.00%, 01/15/19	50	58,182
Liberty Mutual Group Inc.
10.75%, 06/15/88 (Call 06/15/38)[a,b]	35	53,200
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	27,706
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	27,000
Prudential Financial Inc.
5.38%, 06/21/20	25	28,935
5.88%, 09/15/42 (Call 09/15/22)[b]	25	26,250
7.38%, 06/15/19	100	127,192
Series D
4.75%, 09/17/15	50	54,553

		791,031
INTERNET — 0.31%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	50	48,030

		48,030
IRON & STEEL — 1.65%
ArcelorMittal SA
4.25%, 02/25/15	100	102,673
5.00%, 02/25/17	75	76,787
6.75%, 02/25/22	50	54,989
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	25	24,537

		258,986
LODGING — 0.36%
Wynn Las Vegas LLC
7.75%, 08/15/20 (Call 08/15/15)	50	56,375

		56,375
MACHINERY — 0.56%
Case New Holland Inc.
7.88%, 12/01/17	75	88,687

		88,687
MANUFACTURING — 0.80%
Bombardier Inc.
5.75%, 03/15/22[a]	50	50,500
Turlock Corp.
2.75%, 11/02/22[a]	25	24,196
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	50	50,246

		124,942
MEDIA — 11.71%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	75	80,250
Comcast Corp.
5.15%, 03/01/20	100	116,153

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

5.90%, 03/15/16	$75	$85,805
6.95%, 08/15/37	100	130,562
CSC Holdings LLC
6.75%, 11/15/21	25	28,125
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	52,993
3.80%, 03/15/22	50	50,441
5.00%, 03/01/21	50	54,926
5.15%, 03/15/42	25	24,215
Discovery Communications LLC
5.05%, 06/01/20	50	57,643
DISH DBS Corp.
4.63%, 07/15/17	75	78,375
6.75%, 06/01/21	50	56,000
7.13%, 02/01/16	25	27,875
Grupo Televisa SAB
6.63%, 01/15/40	25	31,134
NBCUniversal Media LLC
4.38%, 04/01/21	50	55,462
5.15%, 04/30/20	25	28,997
5.95%, 04/01/41	50	58,448
News America Inc.
4.50%, 02/15/21	50	56,138
6.15%, 02/15/41	75	90,992
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	106,310
6.75%, 06/15/39	75	91,405
8.25%, 04/01/19	100	131,791
Time Warner Inc.
4.88%, 03/15/20	25	28,268
7.63%, 04/15/31	75	100,920
7.70%, 05/01/32	75	101,960
Viacom Inc.
3.88%, 12/15/21	75	80,047
7.88%, 07/30/30	25	32,919

		1,838,154
MINING — 4.39%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	75	77,520
Barrick Gold Corp.
3.85%, 04/01/22	75	77,012
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	50	48,541
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	50,291
6.25%, 10/01/39	50	57,972
Southern Copper Corp.
6.75%, 04/16/40	25	29,012
Teck Resources Ltd.
3.00%, 03/01/19	50	51,032
5.20%, 03/01/42 (Call 09/01/41)	75	74,287
Vale Overseas Ltd.
4.38%, 01/11/22	75	77,926
6.25%, 01/23/17	75	85,554
6.88%, 11/21/36	50	59,180

		688,327
OFFICE & BUSINESS EQUIPMENT — 0.87%
Xerox Corp.

Security	Principal (000s)	Value

4.25%, 02/15/15	$75	$78,836
6.35%, 05/15/18	50	57,787

		136,623
OIL & GAS — 9.41%
Anadarko Finance Co.
7.50%, 05/01/31	50	64,251
Anadarko Petroleum Corp.
6.45%, 09/15/36	25	29,897
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	58,281
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	24,618
5.70%, 10/15/19	50	60,921
Chesapeake Energy Corp.
6.63%, 08/15/20	50	54,875
6.78%, 03/15/19 (Call 4/14/13)	75	75,750
Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	50	50,254
4.75%, 05/15/42 (Call 11/15/41)	50	50,280
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	78,410
5.90%, 12/01/17	25	29,431
Ensco PLC
4.70%, 03/15/21	50	55,876
EQT Corp.
8.13%, 06/01/19	50	61,653
Hess Corp.
5.60%, 02/15/41	25	26,452
8.13%, 02/15/19	50	63,328
Marathon Oil Corp.
5.90%, 03/15/18	75	89,654
Marathon Petroleum Corp.
5.13%, 03/01/21	50	57,634
Nabors Industries Inc.
9.25%, 01/15/19	50	63,391
Newfield Exploration Co.
5.63%, 07/01/24	25	26,875
Nexen Inc.
6.40%, 05/15/37	25	31,695
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	25	29,324
8.25%, 03/01/19	25	32,685
Phillips 66
4.30%, 04/01/22	50	54,608
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	26,250
Suncor Energy Inc.
6.50%, 06/15/38	50	64,458
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	25	26,456
Transocean Inc.
6.38%, 12/15/21	75	88,037
Valero Energy Corp.
6.13%, 02/01/20	50	60,027
6.63%, 06/15/37	35	41,335

		1,476,706

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.91%
SESI LLC
6.38%, 05/01/19 (Call 05/01/15)	$25	$26,750
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	50	50,940
9.63%, 03/01/19	50	64,798

		142,488
PACKAGING & CONTAINERS — 0.17%
Ball Corp.
5.00%, 03/15/22	25	26,500

		26,500
PHARMACEUTICALS — 2.80%
AbbVie Inc.
1.75%, 11/06/17[a]	50	50,181
2.90%, 11/06/22[a]	75	74,024
4.40%, 11/06/42[a]	25	25,148
Express Scripts Holding Co.
2.65%, 02/15/17	125	129,465
3.13%, 05/15/16	75	79,253
6.13%, 11/15/41	25	30,984
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	50	49,855

		438,910
PIPELINES — 4.94%
El Paso Corp.
7.00%, 06/15/17	50	57,319
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	52,950
Energy Transfer Equity LP
7.50%, 10/15/20	25	28,812
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	50	57,442
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	75	75,303
5.20%, 09/01/20	75	87,583
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	50	59,209
6.38%, 03/01/41	50	59,765
6.95%, 01/15/38	25	31,430
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	25	26,375
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	58,659
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	25	26,914
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	47,000
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	49,657
5.25%, 03/15/20	50	56,976

		775,394

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 2.30%
American Tower Corp.
4.50%, 01/15/18	$50	$54,975
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	54,079
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	55,392
HCP Inc.
3.75%, 02/01/16	50	53,432
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	50	54,355
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	27,119
Weyerhaeuser Co.
7.38%, 03/15/32	50	60,903

		360,255
RETAIL — 2.32%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	25	25,701
CVS Caremark Corp.
5.75%, 06/01/17	25	29,498
5.75%, 05/15/41 (Call 11/15/40)	50	60,088
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	56,455
Limited Brands Inc.
5.63%, 02/15/22	50	53,750
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	58,356
Walgreen Co.
3.10%, 09/15/22	50	49,650
Yum! Brands Inc.
6.25%, 03/15/18	25	29,972

		363,470
SOFTWARE — 0.16%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	24,626

		24,626
TELECOMMUNICATIONS — 6.29%
British Telecommunications PLC
9.63%, 12/15/30	25	38,700
CenturyLink Inc.
5.80%, 03/15/22	50	52,136
7.65%, 03/15/42	50	51,395
Deutsche Telekom International Finance BV
5.75%, 03/23/16	100	113,150
8.75%, 06/15/30	50	72,609
Frontier Communications Corp.
7.13%, 01/15/23	50	53,125
8.25%, 04/15/17	50	57,875
Nokia OYJ
5.38%, 05/15/19	75	71,812
Rogers Communications Inc.
6.80%, 08/15/18	25	31,068
Sprint Nextel Corp.
9.00%, 11/15/18[a]	50	61,875
Telecom Italia Capital SA

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BAA - BA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

5.25%, 10/01/15	$50	$53,375
7.72%, 06/04/38	50	56,375
Telefonica Emisiones SAU
4.95%, 01/15/15	75	78,562
5.46%, 02/16/21	50	54,125
6.42%, 06/20/16	75	83,344
Windstream Corp.
7.88%, 11/01/17	50	57,125

		986,651
TRANSPORTATION — 1.83%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	25	25,253
4.40%, 03/15/42 (Call 09/15/41)	50	50,537
4.70%, 10/01/19	25	28,804
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	51,494
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	75	75,970
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	55,562

		2867,620

TOTAL CORPORATE BONDS & NOTES (Cost: $15,059,954)		15,356,624

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.12%

MONEY MARKET FUNDS — 2.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	332,735	$332,735

		332,735

TOTAL SHORT - TERM INVESTMENTS (Cost: $332,735)		332,735

TOTAL INVESTMENTS IN SECURITIES — 100.00% (Cost: $15,392,689)		15,689,359
Other Assets, Less Liabilities — 0.00%		702

NET ASSETS — 100.00%		$15,690,061

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

14

Schedule of Investments  (Unaudited)

iSHARES® B - CA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.66%

ADVERTISING — 0.46%
Lamar Media Corp.
5.00%, 05/01/23 (Call 05/01/18)[a]	$25	$25,500
Visant Corp.
10.00%, 10/01/17 (Call 10/01/13)	25	22,875

		48,375
AEROSPACE & DEFENSE — 0.79%
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	75	83,344

		83,344
AIRLINES — 0.50%
Air Canada
9.25%, 08/01/15 (Call 03/04/13)[a]	50	52,750

		52,750
APPAREL — 0.51%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	50	54,125

		54,125
AUTO MANUFACTURERS — 0.23%
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)	25	24,563

		24,563
AUTO PARTS & EQUIPMENT — 1.01%
American Axle & Manufacturing Inc.
6.63%, 10/15/22 (Call 10/15/17)	25	26,000
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	75	80,438

		106,438
BANKS — 3.79%
Ally Financial Inc.
4.50%, 02/11/14	100	102,750
4.63%, 06/26/15	25	26,254
6.25%, 12/01/17	75	83,444
8.00%, 11/01/31	75	94,781
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/29/17)[b]	100	92,000

		399,229

Security	Principal (000s)	Value

BUILDING MATERIALS — 0.79%
Nortek Inc.
8.50%, 04/15/21 (Call 04/15/16)	$25	$28,312
Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)	25	27,188
Texas Industries Inc.
9.25%, 08/15/20 (Call 08/15/15)	25	27,625

		83,125
CHEMICALS — 1.96%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)	50	50,500
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	25	28,625
Ineos Group Holdings PLC
8.50%, 02/15/16 (Call 03/04/13)[a]	75	75,563
Momentive Performance Materials Inc.
8.88%, 10/15/20 (Call 10/15/15)	50	51,500

		206,188
COAL — 3.04%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	50	45,000
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	100	90,250
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	100	108,000
Murray Energy Corp.
10.25%, 10/15/15 (Call 03/04/13)[a]	50	50,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II
8.38%, 06/01/20 (Call 06/01/16)[a]	25	26,812

		320,062
COMMERCIAL SERVICES — 4.32%
Ceridian Corp.
11.25%, 11/15/15 (Call 03/04/13)	50	50,625
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	50	54,750
H&E Equipment Services Inc.
7.00%, 09/01/22 (Call 09/01/17)[a]	25	27,313
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	75	81,375
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	50,437
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[a]	50	50,750
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	25	28,906
United Rentals (North America) Inc.
7.63%, 04/15/22 (Call 04/15/17)	100	111,500

		455,656
COMPUTERS — 1.01%
SunGard Data Systems Inc.
7.38%, 11/15/18 (Call 11/15/13)	100	106,250

		106,250

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

DISTRIBUTION & WHOLESALE — 1.33%
HD Supply Inc.
8.13%, 04/15/19 (Call 04/15/15)[a]	$25	$28,312
10.50%, 01/15/21 (Call 01/15/16)[a]	25	25,563
11.00%, 04/15/20 (Call 04/15/16)[a]	50	59,625
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	25	26,469

		139,969
DIVERSIFIED FINANCIAL SERVICES — 1.88%
E*TRADE Financial Corp.
6.38%, 11/15/19 (Call 11/15/15)	50	51,875
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[a]	50	51,500
Springleaf Finance Corp.
6.90%, 12/15/17	100	95,275

		198,650
ELECTRIC — 3.21%
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)	125	143,437
GenOn Energy Inc.
9.50%, 10/15/18	75	89,062
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)[a]	25	26,813
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a]	100	79,000

		338,312
ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[a]	25	26,313

		26,313
ENTERTAINMENT — 0.79%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	58,250
Six Flags Entertainment Corp.
5.25%, 01/15/21 (Call 01/15/16)[a]	25	24,875

		83,125
ENVIRONMENTAL CONTROL — 0.25%
ADS Waste Holdings Inc.
8.25%, 10/01/20 (Call 10/01/16)[a]	25	26,750

		26,750

Security	Principal (000s)	Value

FOOD — 2.73%
ARAMARK Corp.
8.50%, 02/01/15 (Call 03/04/13)	$75	$75,469
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	50	52,125
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)	50	55,500
Smithfield Foods Inc.
6.63%, 08/15/22 (Call 08/15/17)	50	54,750
SUPERVALU Inc.
8.00%, 05/01/16	50	49,875

		287,719
GAS — 1.05%
Sabine Pass LNG LP
7.50%, 11/30/16	100	111,000

		111,000
HEALTH CARE — PRODUCTS — 1.47%
Biomet Inc.
6.50%, 10/01/20 (Call 10/01/15)[a]	50	50,750
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a]	25	26,875
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	50	53,500
12.50%, 11/01/19 (Call 11/01/15)[a]	25	24,063

		155,188
HEALTH CARE — SERVICES — 6.13%
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	25	27,000
8.00%, 11/15/19 (Call 11/15/15)	75	82,312
DaVita HealthCare Partners Inc.
5.75%, 08/15/22 (Call 08/15/17)	25	26,250
6.38%, 11/01/18 (Call 11/01/13)	50	53,500
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	100	109,500
HCA Inc.
5.88%, 05/01/23	25	26,063
6.38%, 01/15/15	25	26,938
7.50%, 02/15/22	50	57,750
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)	50	54,937
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 05/15/14)	25	25,375
Tenet Healthcare Corp.
4.50%, 04/01/21[a]	50	49,187
8.00%, 08/01/20 (Call 08/01/15)	50	54,375
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	50	53,000

		646,187
HOLDING COMPANIES — DIVERSIFIED — 0.25%
Alphabet Holding Co. Inc.
7.75%, 11/01/17 (Call 11/01/13)[a]	25	25,875

		25,875

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

HOME BUILDERS — 1.05%
K Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a]	$50	$55,000
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	56,000

		111,000
HOUSEHOLD PRODUCTS & WARES — 3.04%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)	100	102,250
9.88%, 08/15/19 (Call 08/15/15)	175	191,187
Spectrum Brands Escrow Corp.
6.63%, 11/15/22 (Call 11/15/17)[a]	25	27,000

		320,437
INTERNET — 0.52%
CyrusOne LP/CyrusOne Finance Corp.
6.38%, 11/15/22 (Call 11/15/17)[a]	25	26,688
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	25	27,875

		54,563
IRON & STEEL — 0.22%
United States Steel Corp.
7.63%, 05/15/20 (Call 05/15/15)	25	22,688

		22,688
LODGING — 5.19%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	50	54,375
Caesars Entertainment Operating Co. Inc.
8.50%, 02/15/20 (Call 02/15/16)	25	25,125
9.00%, 02/15/20 (Call 02/15/16)[a]	25	25,437
12.75%, 04/15/18 (Call 04/15/14)	50	38,250
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	75	80,906
Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	75	51,094
11.25%, 06/01/17 (Call 06/01/13)	75	80,250
MGM Resorts International
6.63%, 07/15/15	75	81,000
6.63%, 12/15/21	25	25,750
8.63%, 02/01/19	75	85,500

		547,687
MACHINERY — 0.25%
Terex Corp.
6.00%, 05/15/21 (Call 11/15/16)	25	26,188

		26,188
MANUFACTURING — 0.78%
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	75	82,125

		82,125

Security	Principal (000s)	Value

MEDIA — 6.52%
AMC Networks Inc.
4.75%, 12/15/22 (Call 12/15/17)	$25	$25,000
Cablevision Systems Corp.
8.63%, 09/15/17	75	87,937
Cengage Learning Acquisitions Inc.
11.50%, 04/15/20 (Call 04/15/16)[a]	25	19,875
Cequel Communications Holdings I LLC/Cequel Capital Corp.
6.38%, 09/15/20 (Call 09/15/15)[a]	50	52,375
Clear Channel Communications Inc.
9.00%, 03/01/21 (Call 03/01/16)	50	46,500
10.75%, 08/01/16 (Call 03/04/13)	75	58,125
Clear Channel Worldwide Holdings Inc.
6.50%, 11/15/22 (Call 11/15/17)[a]	25	26,625
Series B
7.63%, 03/15/20 (Call 03/15/15)	100	104,500
Cumulus Media Holdings Inc.
7.75%, 05/01/19 (Call 05/01/15)	25	24,938
McClatchy Co. (The)
9.00%, 12/15/22 (Call 12/15/17)[a]	25	26,250
Quebecor Media Inc.
5.75%, 01/15/23[a]	25	26,188
Sirius XM Radio Inc.
8.75%, 04/01/15[a]	50	56,625
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[a]	25	26,125
6.88%, 05/15/19 (Call 05/15/15)[a]	75	78,750
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 07/15/19 (Call 07/15/15)[a]	25	27,437

		687,250
METAL FABRICATE & HARDWARE — 0.25%
JMC Steel Group Inc.
8.25%, 03/15/18 (Call 03/15/14)[a]	25	26,625

		26,625
MINING — 3.24%
Aleris International Inc.
7.63%, 02/15/18 (Call 02/15/14)	25	26,000
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a]	100	102,750
6.88%, 04/01/22 (Call 04/01/17)[a]	50	51,750
IAMGOLD Corp.
6.75%, 10/01/20 (Call 10/01/16)[a]	25	24,500
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a]	50	55,500
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)[a]	25	25,000
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	50	56,500

		342,000
OFFICE & BUSINESS EQUIPMENT — 0.66%
CDW LLC/CDW Finance Corp.
12.54%, 10/12/17 (Call 03/04/13)	65	69,550

		69,550

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

OIL & GAS — 9.70%
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	$75	$79,500
Denbury Resources Inc.
4.63%, 07/15/23 (Call 01/15/18)	25	24,500
8.25%, 02/15/20 (Call 02/15/15)	25	27,875
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	50	56,938
EP Energy LLC/EP Energy Finance Inc. Series WI
9.38%, 05/01/20 (Call 05/01/16)	100	112,000
Forest Oil Corp.
7.25%, 06/15/19 (Call 03/04/13)	50	50,125
Halcon Resources Corp.
8.88%, 05/15/21 (Call 11/15/16)[a]	50	53,375
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a]	125	124,687
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)[a]	50	52,500
Offshore Group Investments Ltd.
7.50%, 11/01/19 (Call 11/01/15)[a]	25	25,563
11.50%, 08/01/15 (Call 03/04/13)	34	36,890
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a]	50	51,000
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	75	84,469
6.88%, 02/15/23 (Call 02/15/18)	50	57,187
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	75	79,781
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	53,000
7.50%, 02/15/23 (Call 08/15/17)	50	53,125

		1,022,515
OIL & GAS SERVICES — 1.00%
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 12/15/13)[a]	100	105,500

		105,500
PACKAGING & CONTAINERS — 1.36%
Berry Plastics Corp.
9.75%, 01/15/21 (Call 01/15/16)	50	58,625
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	75	85,313

		143,938
PHARMACEUTICALS — 2.27%
Grifols Inc.
8.25%, 02/01/18 (Call 02/01/14)	25	27,437
Valeant Pharmaceuticals International Inc.
6.38%, 10/15/20 (Call 10/15/16)[a]	25	25,813
7.00%, 10/01/20 (Call 10/01/15)[a]	125	132,500
Warner Chilcott Co. LLC
7.75%, 09/15/18 (Call 09/15/14)	50	54,000

		239,750

Security	Principal (000s)	Value

REAL ESTATE — 1.05%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[a]	$50	$56,750
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	50	53,750

		110,500
REAL ESTATE INVESTMENT TRUSTS — 0.24%
Felcor Lodging LP
5.63%, 03/01/23 (Call 03/01/18)[a]	25	25,219

		25,219
RETAIL — 3.00%
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	25	28,562
Claire’s Stores Inc.
9.00%, 03/15/19 (Call 03/15/15)[a]	25	27,375
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	50	54,687
Party City Holdings Inc.
8.88%, 08/01/20 (Call 08/01/15)[a]	25	27,000
Rite Aid Corp.
9.25%, 03/15/20 (Call 03/15/16)	25	27,813
9.50%, 06/15/17 (Call 03/04/13)	75	78,281
Sears Holdings Corp.
6.63%, 10/15/18	50	47,375
Serta Simmons Holdings LLC
8.13%, 10/01/20 (Call 10/01/15)[a]	25	25,594

		316,687
SEMICONDUCTORS — 0.78%
Freescale Semiconductor Inc.
9.25%, 04/15/18 (Call 04/15/14)[a]	75	82,500

		82,500
SOFTWARE — 3.82%
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[a]	75	78,937
11.25%, 03/31/16 (Call 03/04/13)	50	49,750
12.63%, 01/15/21 (Call 01/15/16)	150	159,750
IMS Health Inc.
12.50%, 03/01/18 (Call 03/01/15)[a]	25	29,750
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	75	84,750

		402,937

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® B - CA RATED CORPORATE BOND FUND

January 31, 2013

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 14.34%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	$50	$39,000
Avaya Inc.
9.75%, 11/01/15 (Call 03/04/13)	100	95,250
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	54,375
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 03/04/13)[a]	100	108,375
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	75	81,937
Cricket Communications Inc.
7.75%, 05/15/16 (Call 03/04/13)	25	26,313
7.75%, 10/15/20 (Call 10/15/15)	25	25,938
Crown Castle International Corp.
5.25%, 01/15/23[a]	50	52,500
Hughes Satellite Systems Corp.
7.63%, 06/15/21	51	58,395
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 03/04/13)	100	106,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 10/15/15)[a]	50	53,500
7.50%, 04/01/21 (Call 04/01/16)	100	108,500
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	75	81,750
9.38%, 04/01/19 (Call 04/01/15)	50	56,500
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)	75	81,187
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	25	26,250
Sprint Capital Corp.
6.88%, 11/15/28	100	101,000
Sprint Nextel Corp.
6.00%, 12/01/16	50	53,875
6.00%, 11/15/22	25	25,125
7.00%, 08/15/20	25	27,062
8.38%, 08/15/17	100	115,625
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	25	26,500
Wind Acquisition Finance SA
11.75%, 07/15/17 (Call 07/15/13)[a]	100	107,500

		1,512,457
TRANSPORTATION — 0.63%
CEVA Group PLC
11.50%, 04/01/18 (Call 04/01/14)[a]	75	66,000

		66,000

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,825,138)		10,297,309

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.53%

MONEY MARKET FUNDS — 0.53%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	55,964	$55,964

		55,964

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,964)		55,964

TOTAL INVESTMENTS IN SECURITIES — 98.19%
(Cost: $9,881,102)		10,353,273
Other Assets, Less Liabilities — 1.81%		190,408

NET ASSETS — 100.00%		$10,543,681

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

19

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS CMBS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 98.58%

MORTGAGE-BACKED SECURITIES — 98.58%
Banc of America Commercial Mortgage Inc.
Series 2008-LS1, Class A4B
6.01%, 12/10/49[a]	$500	$587,960
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45	650	704,631
Series 2005-6, Class A4
5.19%, 09/10/47[a]	335	371,327
Series 2006-2, Class AAB
5.71%, 05/10/45[a]	105	108,407
Series 2006-5, Class A4
5.41%, 09/10/47	600	677,657
Series 2006-5, Class AM
5.45%, 09/10/47	250	265,626
Series 2007-1, Class A3
5.45%, 01/15/49	3	2,633
Series 2007-2, Class A4
5.63%, 04/10/49[a]	700	811,274
Series 2007-2, Class AAB
5.58%, 04/10/49[a]	247	267,025
Series 2008-1, Class A4
6.21%, 02/10/51[a]	130	155,945
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A6
4.83%, 11/11/41	750	793,970
Series 2005-PWR8, Class A4
4.67%, 06/11/41	200	214,695
Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	706,922
Series 2006-PW13, Class A4
5.54%, 09/11/41	400	453,376
Series 2006-T22, Class A4
5.57%, 04/12/38[a]	450	504,734
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	550	641,012
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	440,986
Series 2007-T28, Class AJ
5.96%, 09/11/42 (Call 10/07/17)[a]	140	149,352
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	145	154,056
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.36%, 04/15/40[a]	400	418,542
Series 2007-C6, Class A3B
5.70%, 12/10/49[a]	200	221,670
Series 2007-C6, Class A4
5.70%, 12/10/49[a]	300	350,993
Series 2007-C6, Class ASB
5.70%, 12/10/49[a]	121	130,856
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.22%, 07/15/44[a]	500	551,385
Series 2005-CD1, Class AJ

Security	Principal (000s)	Value

5.22%, 07/15/44[a]	$230	$246,248
Series 2006-CD2, Class AM
5.35%, 01/15/46 (Call 01/11/18)[a]	525	571,206
Series 2006-CD3, Class A5
5.62%, 10/15/48	700	795,478
Series 2007-CD4, Class AMFX
5.37%, 12/11/49[a]	200	211,677
COMM Mortgage Trust
Series 2007-C9, Class A4
5.80%, 12/10/49[a]	650	765,653
Series 2007-GG9, Class AM
5.48%, 03/10/39	200	219,916
Series 2012-CR1, Class A1
1.12%, 05/15/45	354	357,105
Series 2012-CR2, Class ASB
2.75%, 08/15/45	250	258,030
Series 2012-CR3, Class A3
2.82%, 11/15/45	150	151,693
Series 2012-CR4, Class A2
1.80%, 10/15/45	165	168,432
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/37	340	359,566
Series 2005-C1, Class A4
5.01%, 02/15/38[a]	436	466,112
Series 2005-C3, Class A3
4.65%, 07/15/37	115	118,881
Series 2005-C6, Class AM
5.23%, 12/15/40[a]	375	416,123
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.69%, 03/15/39[a]	650	723,803
Series 2006-C4, Class AM
5.51%, 09/15/39	300	326,528
Series 2006-C5, Class A3
5.31%, 12/15/39	375	421,636
Series 2007-C3, Class A4
5.68%, 06/15/39[a]	345	396,615
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	162,709
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.31%, 11/10/45[a]	150	165,091
Series 2007-C1, Class A4
5.54%, 12/10/49	310	346,626
GMAC Commercial Mortgage Securities Inc.
Series 2004-C2, Class A4
5.30%, 08/10/38 (Call 08/01/14)[a]	983	1,030,689
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5, Class A41
5.24%, 04/10/37[a]	500	504,522
Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	300	328,456
Series 2006-GG7, Class A4
5.87%, 07/10/38[a]	360	409,584
Series 2007-GG9, Class A4
5.44%, 03/10/39	450	513,201
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 08/10/38[a]	350	368,061
Series 2006-GG8, Class A4

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

5.56%, 11/10/39	$340	$388,317
Series 2007-GG10, Class A4
5.79%, 08/10/45[a]	1,000	1,144,349
Series 2012-GC6, Class A3
3.48%, 01/10/45	400	429,673
Series 2012-GC6, Class AAB
3.31%, 01/10/45	83	88,461
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	350	373,272
Series 2012-GCJ9, Class A3
2.77%, 11/10/45	355	358,454
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2, Class A2
5.12%, 07/15/41	550	576,190
Series 2004-LN2, Class B
5.13%, 07/15/41[a]	450	454,660
Series 2005-CB13, Class A4
5.29%, 01/12/43[a]	200	220,151
Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	250	271,644
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	228,880
Series 2005-LDP5, Class A4
5.20%, 12/15/44[a]	350	386,304
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	168,643
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	450,543
Series 2006-LDP7, Class A4
5.87%, 04/15/45[a]	800	913,834
Series 2006-LDP8, Class A4
5.40%, 05/15/45	330	375,395
Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	339,505
Series 2006-LDP9, Class AM
5.37%, 05/15/47	250	269,872
Series 2007-CB18, Class A4
5.44%, 06/12/47	450	513,448
Series 2007-CB19, Class A3
5.73%, 02/12/49[a]	530	543,091
Series 2007-CB19, Class A4
5.73%, 02/12/49[a]	400	465,093
Series 2007-LD11, Class A4
5.81%, 06/15/49[a]	305	352,614
Series 2007-LDPX, Class A3
5.42%, 01/15/49	205	234,521
Series 2011-C5, Class A3
4.17%, 08/15/46	250	280,704
Series 2012-CBX, Class AS
4.27%, 06/15/45	250	275,761
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A4
5.89%, 07/15/44[a]	650	759,482
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/30 (Call 12/11/15)[a]	400	426,684
Series 2005-C3, Class AJ
4.84%, 07/15/40	300	315,890
Series 2005-C5, Class A4
4.95%, 09/15/30	579	627,415
Series 2005-C7, Class AM
5.26%, 11/15/40[a]	460	506,582

Security	Principal (000s)	Value

Series 2006-C4, Class A4
5.87%, 06/15/38[a]	$845	$967,262
Series 2006-C4, Class AAB
5.84%, 06/15/32[a]	108	112,636
Series 2006-C6, Class A4
5.37%, 09/15/39	700	797,935
Series 2006-C6, Class AAB
5.34%, 09/15/39	185	194,899
Series 2006-C7, Class AM
5.38%, 11/15/38	250	277,745
Series 2007-C1, Class A4
5.42%, 02/15/40	400	458,471
Series 2007-C2, Class A3
5.43%, 02/15/40	450	512,917
Series 2007-C2, Class AAB
5.35%, 02/15/40	352	370,846
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	356,514
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	350	410,824
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.27%, 11/12/37[a]	500	550,938
Series 2005-CKI1, Class AJ
5.27%, 11/12/37[a]	275	291,570
Series 2008-C1, Class A4
5.69%, 02/12/51	125	146,664
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49[a]	700	783,790
Series 2006-4, Class AM
5.20%, 12/12/49[a]	190	210,359
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	800	867,299
Series 2005-HQ6, Class AJ
5.07%, 08/13/42[a]	275	289,079
Series 2005-IQ9, Class A5
4.70%, 07/15/56	250	264,496
Series 2005-IQ10, Class A4A
5.23%, 09/15/42[a]	560	607,090
Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	650	738,506
Series 2006-HQ9, Class AJ
5.79%, 07/12/44[a]	300	326,927
Series 2006-IQ11, Class A4
5.69%, 10/15/42[a]	330	369,764
Series 2006-T23, Class A4
5.82%, 08/12/41[a]	325	372,872
Series 2007-IQ14, Class A2
5.61%, 04/15/49	219	226,437
Series 2007-IQ16 Class A4
5.81%, 12/12/49	650	762,889
Series 2007-IQ16, Class AM
6.10%, 12/12/49[a]	200	235,946
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	240	274,829
Series 2011-C3, Class A3
4.05%, 07/15/49	250	277,029
Series 2012-C4, Class A2
2.11%, 03/15/45	500	517,187

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

Morgan Stanley/Bank of America Merrill Lynch Trust
Series 2012-C5, Class A4
3.18%, 08/15/45 (Call 07/11/22)	$250	$260,887
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	265,653
Series 2012-C1, Class B
4.82%, 05/10/45	150	164,747
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.09%, 08/10/49	150	155,327
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	115	124,073
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4
5.30%, 12/15/44[a]	500	551,270
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	443,760
Series 2007-C33, Class A3
5.92%, 02/15/51[a]	190	197,064
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.94%, 04/15/42	345	371,291
Series 2006-C25, Class A5
5.73%, 05/15/43[a]	425	486,116
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	197,996
Series 2007-C30, Class A5
5.34%, 12/15/43	725	818,305
Series 2007-C32, Class A3
5.74%, 06/15/49[a]	650	747,624
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A3
2.87%, 11/15/45	200	202,181
Series 2012-C9, Class C
4.54%, 11/15/45[a]	150	155,943

		50,944,064

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost: $49,765,945)		50,944,064

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	595,971	$595,971

		595,971

TOTAL SHORT-TERM INVESTMENTS (Cost: $595,971)		595,971

TOTAL INVESTMENTS IN SECURITIES — 99.74% (Cost: $50,361,916)		51,540,035
Other Assets, Less Liabilities — 0.26%		136,752

NET ASSETS — 100.00%		$51,676,787

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

22

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS GNMA BOND FUND

January 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.70%

MORTGAGE-BACKED SECURITIES — 99.70%
Government National Mortgage Association
3.00%, 07/15/27	$52	$55,823
3.00%, 12/20/27	199	211,473
3.00%, 12/15/42	194	202,412
3.00%, 02/01/43[a]	899	937,777
3.50%, 02/15/26	43	46,575
3.50%, 04/20/42	278	298,752
3.50%, 09/20/42	2,200	2,362,396
3.50%, 02/01/43[a]	1,113	1,195,320
4.00%, 07/20/26	27	28,643
4.00%, 12/15/41	74	81,261
4.00%, 03/15/42	255	281,093
4.00%, 02/01/43[a]	2,942	3,181,888
4.50%, 07/15/40	589	647,064
4.50%, 02/01/43[a]	4,126	4,490,881
5.00%, 07/15/39	292	318,433
5.00%, 02/01/43[a]	1,602	1,747,432
5.00%, 02/15/43[a]	1,065	1,158,354
5.50%, 10/15/38	264	288,489
5.50%, 02/01/43[a]	851	928,654
6.00%, 09/20/38	284	324,456
6.00%, 02/01/43[a]	894	1,004,353

		19,791,529

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $19,903,412)		19,791,529

Security	Shares	Value

SHORT-TERM INVESTMENTS — 74.42%

MONEY MARKET FUNDS — 74.42%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	14,774,345	$14,774,345

		14,774,345

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,774,345)		14,774,345

TOTAL INVESTMENTS IN SECURITIES — 174.12% (Cost: $34,677,757)		34,565,874
Other Assets, Less Liabilities — (74.12)%		(14,713,920)

NET ASSETS — 100.00%		$19,851,954

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

23

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.84%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$896,378	$951,421,614
0.13%, 04/15/17[a]	789,263	849,567,886
0.13%, 01/15/22[a]	640,026	691,928,087
0.13%, 07/15/22[a]	1,585,955	1,713,574,906
0.13%, 01/15/23	7,267	7,784,603
0.50%, 04/15/15[a]	422,838	444,772,709
0.63%, 04/15/13[a]	1,259	1,262,472
0.63%, 07/15/21[a]	889,912	1,008,520,255
0.75%, 02/15/42[a]	257,249	273,768,888
1.13%, 01/15/21[a]	1,446,449	1,693,927,072
1.25%, 04/15/14[a]	262,739	272,139,845
1.25%, 07/15/20[a]	765,643	907,287,090
1.38%, 07/15/18[a]	325,661	381,227,371
1.38%, 01/15/20[a]	528,873	626,797,033
1.63%, 01/15/15[a]	554,135	592,924,628
1.63%, 01/15/18[a]	352,024	410,163,407
1.75%, 01/15/28[a]	387,615	494,451,081
1.88%, 07/15/13[a]	157,358	160,849,604
1.88%, 07/15/15[a]	592,384	651,159,474
1.88%, 07/15/19[a]	450,477	549,441,310
2.00%, 01/15/14[a]	495,850	513,746,721
2.00%, 07/15/14[a]	521,296	553,062,588
2.00%, 01/15/16	869,492	971,385,215
2.00%, 01/15/26[a]	505,135	655,176,271
2.13%, 01/15/19[a]	254,191	309,517,441
2.13%, 02/15/40	310,482	444,182,974
2.13%, 02/15/41[a]	596,791	859,939,247
2.38%, 01/15/17[a]	467,330	545,607,326
2.38%, 01/15/25[a]	682,029	911,787,291
2.38%, 01/15/27[a]	371,048	504,045,291
2.50%, 07/15/16[a]	471,980	546,390,249
2.50%, 01/15/29[a]	322,401	452,267,891
2.63%, 07/15/17[a]	337,083	405,711,387
3.38%, 04/15/32	120,831	195,368,470
3.63%, 04/15/28[a]	453,319	709,585,603
3.88%, 04/15/29[a]	504,883	823,275,114

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,913,959,383)		22,084,018,414

Security	Shares	Value

SHORT-TERM INVESTMENTS — 28.20%

MONEY MARKET FUNDS — 28.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	5,640,699,672	$5,640,699,672
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	510,305,411	510,305,411

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	85,109,103	$85,109,103

		6,236,114,186

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,236,114,186)		6,236,114,186

TOTAL INVESTMENTS IN SECURITIES —128.04% (Cost: $26,150,073,569)		28,320,132,600
Other Assets, Less Liabilities — (28.04)%		(6,201,402,856)

NET ASSETS — 100.00%		$22,118,729,744

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

24

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

January 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS - 98.98%
U.S. Treasury Bonds
3.00%, 05/15/42	$760	$738,919
3.13%, 11/15/41	1,889	1,888,471
3.13%, 02/15/42	390	389,519
4.38%, 02/15/38[a]	1,211	1,509,119
4.38%, 05/15/41[a]	3,554	4,435,711
4.50%, 02/15/36	165	209,410
4.50%, 05/15/38[a]	1,231	1,562,341
6.25%, 08/15/23	1,221	1,714,418
6.25%, 05/15/30[a]	1,025	1,534,597
6.63%, 02/15/27	143	214,132
6.75%, 08/15/26[a]	543	817,447
7.13%, 02/15/23[a]	2,578	3,809,349
U.S. Treasury Notes
0.25%, 10/31/14	2,304	2,304,353
0.25%, 08/15/15	373	372,175
0.25%, 10/15/15	725	722,673
0.38%, 11/15/14[a]	2,036	2,040,683
0.50%, 07/31/17	184	181,855
0.88%, 11/30/16	6,456	6,521,916
0.88%, 07/31/19	2,288	2,233,706
1.00%, 10/31/16	2,077	2,109,087
1.00%, 06/30/19	418	412,023
1.00%, 08/31/19	1,027	1,008,791
1.25%, 10/31/19[a]	1,337	1,331,532
1.38%, 11/30/18[a]	11,681	11,875,854
1.38%, 02/28/19	909	921,344
1.75%, 05/15/22	158	156,083
1.88%, 02/28/14[a]	2,871	2,922,892
1.88%, 06/30/15	4,322	4,483,427
2.00%, 11/15/21	272	276,893
2.13%, 11/30/14	2,417	2,499,250
2.13%, 08/15/21	1,130	1,165,979
2.25%, 11/30/17[a]	1,366	1,457,782
2.38%, 10/31/14[a]	12,320	12,775,224
2.38%, 02/28/15	723	753,913
2.50%, 06/30/17	2,637	2,838,772
3.13%, 05/15/21[a]	2,205	2,457,406
3.25%, 03/31/17	7,609	8,412,966
3.38%, 07/31/13	2,724	2,767,512
4.25%, 11/15/13	4,006	4,134,083
4.25%, 08/15/14[a]	1,191	1,264,532
4.50%, 02/15/16	8,672	9,735,621
4.63%, 02/15/17	502	581,140
8.75%, 08/15/20	1,170	1,783,969

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $112,286,616)		111,326,869

Security	Shares	Value

SHORT-TERM INVESTMENTS — 17.79%

MONEY MARKET FUNDS — 17.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	18,057,898	$18,057,898
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	1,633,670	1,633,670
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	318,771	318,771

		20,010,339

TOTAL SHORT-TERM INVESTMENTS (Cost: $20,010,339)		20,010,339

TOTAL INVESTMENTS IN SECURITIES — 116.77% (Cost: $132,296,955)		131,337,208
Other Assets, Less Liabilities — (16.77)%		(18,860,447)

NET ASSETS — 100.00%		$112,476,761

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

25

Schedule of Investments  (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.87%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$53,133	$56,395,300
0.13%, 04/15/17	60,652	65,285,709
0.50%, 04/15/15	26,168	27,525,518
0.63%, 04/15/13[a]	14,781	14,822,779
1.25%, 04/15/14[a]	21,663	22,438,356
1.63%, 01/15/15	26,216	28,050,871
1.63%, 01/15/18	1,044	1,216,581
1.88%, 07/15/13[a]	27,211	27,814,487
1.88%, 07/15/15[a]	25,070	27,557,324
2.00%, 01/15/14	31,684	32,827,252
2.00%, 07/15/14	32,016	33,967,374
2.00%, 01/15/16	21,881	24,445,703
2.38%, 01/15/17[a]	26,424	30,849,604
2.50%, 07/15/16[a]	26,929	31,174,373
2.63%, 07/15/17[a]	20,153	24,256,421

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $441,951,940)		448,627,652

Security	Shares	Value

SHORT-TERM INVESTMENTS — 37.24%

MONEY MARKET FUNDS — 37.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,c,d]	149,930,795	$149,930,795
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,c,d]	13,564,008	13,564,008
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	3,797,179	3,797,179

		167,291,982

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,291,982)		167,291,982

TOTAL INVESTMENTS IN SECURITIES — 137.11% (Cost: $609,243,922)		615,919,634
Other Assets, Less Liabilities — (37.11)%		(166,690,175)

NET ASSETS — 100.00%		$449,229,459

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

26

Schedule of Investments  (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 25.87%

AEROSPACE & DEFENSE — 0.20%
Lockheed Martin Corp.
2.13%, 09/15/16	$25	$25,884
United Technologies Corp.
1.20%, 06/01/15	25	25,372

		51,256

AGRICULTURE — 0.21%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	25	25,951
Philip Morris International Inc.
2.50%, 05/16/16	25	26,356

		52,307

BANKS — 8.21%
Bank of America Corp.
3.70%, 09/01/15	100	105,377
6.50%, 08/01/16	100	115,742
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	75	75,780
Bank of Nova Scotia
1.85%, 01/12/15	75	76,566
BNP Paribas SA
2.38%, 09/14/17	50	50,645
Capital One Financial Corp.
2.15%, 03/23/15	75	76,475
Citigroup Inc.
2.25%, 08/07/15[a]	125	127,782
5.50%, 02/15/17	25	27,731
Deutsche Bank AG London
6.00%, 09/01/17	50	59,004
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15[a]	100	104,163
5.63%, 01/15/17	50	55,292
J.P. Morgan Chase & Co.
3.45%, 03/01/16	75	79,891
5.13%, 09/15/14	75	79,630
KfW
1.25%, 02/15/17	85	86,427
3.50%, 03/10/14	210	217,407

Security	Principal (000s)	Value

Landwirtschaftliche Rentenbank
0.88%, 09/12/17	$85	$84,551
Morgan Stanley
4.75%, 03/22/17[a]	100	109,207
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	40	40,526
Royal Bank of Canada
1.50%, 01/16/18	50	49,832
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	75	77,048
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	52,118
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	75	75,669
Wells Fargo & Co.
1.50%, 07/01/15	150	152,264
Westpac Banking Corp.
1.13%, 09/25/15	75	75,603

		2,054,730

BEVERAGES — 0.71%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15[a]	50	50,076
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,276
Diageo Capital PLC
1.50%, 05/11/17[a]	25	25,144
PepsiCo Inc.
3.10%, 01/15/15	50	52,369

		177,865

BIOTECHNOLOGY — 0.10%
Amgen Inc.
1.88%, 11/15/14	25	25,468

		25,468

CHEMICALS — 0.26%
Dow Chemical Co. (The)
7.60%, 05/15/14	11	11,954
Eastman Chemical Co.
2.40%, 06/01/17[a]	25	25,802
Ecolab Inc.
3.00%, 12/08/16	25	26,538

		64,294

COMPUTERS — 0.41%
Hewlett-Packard Co.
4.75%, 06/02/14	75	78,244
NetApp Inc.
2.00%, 12/15/17	25	24,792

		103,036

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2013

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.30%
Colgate-Palmolive Co.
1.30%, 01/15/17	$25	$25,241
Procter & Gamble Co. (The)
0.70%, 08/15/14	50	50,247

		75,488

DIVERSIFIED FINANCIAL SERVICES — 3.02%
American Express Credit Corp.
1.75%, 06/12/15	50	50,888
2.80%, 09/19/16	75	79,100
Caterpillar Financial Services Corp.
2.05%, 08/01/16	50	51,879
Credit Suisse (USA) Inc.
4.88%, 01/15/15[a]	75	80,421
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	105,914
General Electric Capital Corp.
1.63%, 07/02/15	125	127,111
2.30%, 04/27/17	50	51,324
HSBC Finance Corp.
5.00%, 06/30/15	40	43,121
Jefferies Group Inc.
3.88%, 11/09/15	25	25,875
John Deere Capital Corp.
0.70%, 09/04/15	50	50,003
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	40	40,137
Toyota Motor Credit Corp.
0.88%, 07/17/15	50	50,240

		756,013

ELECTRIC — 0.75%
Commonwealth Edison Co.
1.63%, 01/15/14	40	40,422
Duke Energy Corp.
1.63%, 08/15/17	40	39,816
FirstEnergy Solutions Corp.
4.80%, 02/15/15	25	26,798
Georgia Power Co.
0.75%, 08/10/15	40	39,992
NextEra Energy Capital Holdings Inc.
1.61%, 06/01/14	40	40,420

		187,448

ELECTRONICS — 0.10%
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	25	25,682

		25,682

Security	Principal (000s)	Value

FOOD — 0.32%
ConAgra Foods Inc.
1.90%, 01/25/18	$25	$25,071
Kraft Foods Inc.
6.50%, 08/11/17	25	30,195
Kroger Co. (The)
2.20%, 01/15/17	25	25,659

		80,925

GAS — 0.10%
Sempra Energy
2.30%, 04/01/17	25	25,610

		25,610

HEALTH CARE — PRODUCTS — 0.31%
Baxter International Inc.
1.85%, 01/15/17	25	25,547
Covidien International Finance SA
1.35%, 05/29/15	25	25,248
Medtronic Inc.
3.00%, 03/15/15	25	26,173

		76,968

HEALTH CARE — SERVICES — 0.16%
WellPoint Inc.
1.25%, 09/10/15	40	40,239

		40,239

INSURANCE — 0.93%
Allstate Corp. (The)
6.20%, 05/16/14	50	53,484
American International Group Inc.
3.00%, 03/20/15	40	41,498
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,364
MetLife Inc.
6.75%, 06/01/16[a]	45	52,933
Prudential Financial Inc. Series D
4.75%, 09/17/15	40	43,643

		231,922

MANUFACTURING — 0.22%
Danaher Corp.
1.30%, 06/23/14	25	25,254
General Electric Co.
5.25%, 12/06/17	25	29,226

		54,480

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2013

Security	Principal (000s)	Value

MEDIA — 0.64%
Comcast Corp.
5.90%, 03/15/16	$50	$57,203
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	25	26,496
NBCUniversal Media LLC
3.65%, 04/30/15	25	26,516
Viacom Inc.
1.25%, 02/27/15	25	25,170
Walt Disney Co. (The)
0.88%, 12/01/14	25	25,163

		160,548
MINING — 0.41%
Barrick Gold Corp.
2.90%, 05/30/16	25	26,211
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	25	25,191
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15[a]	25	25,106
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	25	25,016

		101,524
MULTI-NATIONAL — 2.31%
Council of Europe Development Bank
1.50%, 06/19/17	40	40,742
European Bank for Reconstruction and Development
1.00%, 02/16/17	40	40,355
European Investment Bank
1.00%, 07/15/15	250	253,151
1.00%, 12/15/17	25	24,850
1.63%, 06/15/17	85	87,329
International Bank for Reconstruction and Development
2.38%, 05/26/15	125	130,665

		577,092
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
2.95%, 03/15/17[a]	25	25,457

		25,457

Security	Principal (000s)	Value

OIL & GAS — 1.34%
Anadarko Petroleum Corp.
6.38%, 09/15/17	$25	$29,586
BP Capital Markets PLC
1.85%, 05/05/17	25	25,428
Canadian Natural Resources Ltd.
5.70%, 05/15/17	25	29,141
ConocoPhillips
4.60%, 01/15/15	25	26,947
Occidental Petroleum Corp.
1.75%, 02/15/17	25	25,461
Phillips 66
2.95%, 05/01/17	25	26,265
Shell International Finance BV
4.00%, 03/21/14	50	51,974
Statoil ASA
3.13%, 08/17/17	40	43,063
Total Capital International SA
0.75%, 01/25/16	50	49,918
Transocean Inc.
5.05%, 12/15/16	25	27,772

		335,555
PHARMACEUTICALS — 0.94%
AbbVie Inc.
1.75%, 11/06/17[b]	25	25,090
Express Scripts Holding Co.
2.10%, 02/12/15	50	51,105
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	25	25,103
Merck & Co. Inc.
4.00%, 06/30/15	25	27,042
Novartis Capital Corp.
2.90%, 04/24/15	25	26,262
Pfizer Inc.
5.35%, 03/15/15[a]	50	54,925
Sanofi
2.63%, 03/29/16	25	26,296

		235,823
PIPELINES — 0.41%
Enterprise Products Operating LLC
1.25%, 08/13/15	25	25,114
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	25	26,574
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	25	25,073
TransCanada PipeLines Ltd.
0.88%, 03/02/15	25	25,081

		101,842

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2013

Security	Principal (000s)	Value

REAL ESTATE INVESTMENT TRUSTS — 0.31%
HCP Inc.
3.75%, 02/01/16	$25	$26,716
Health Care REIT Inc.
3.63%, 03/15/16	25	26,297
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	25	25,599

		78,612
RETAIL — 0.73%
Costco Wholesale Corp.
1.13%, 12/15/17	25	24,864
CVS Caremark Corp.
5.75%, 06/01/17	25	29,498
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,324
McDonald’s Corp.
0.75%, 05/29/15	25	25,134
Wal-Mart Stores Inc.
3.20%, 05/15/14	50	51,819
Walgreen Co.
1.80%, 09/15/17	25	25,066

		181,705
SEMICONDUCTORS — 0.31%
Intel Corp.
1.95%, 10/01/16	50	51,732
Texas Instruments Inc.
1.38%, 05/15/14	25	25,323

		77,055
SOFTWARE — 0.31%
Microsoft Corp.
1.63%, 09/25/15	50	51,495
Oracle Corp.
1.20%, 10/15/17	25	24,852

		76,347
TELECOMMUNICATIONS — 1.54%
AT&T Inc.
0.88%, 02/13/15	50	50,108
1.70%, 06/01/17	25	25,156
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	50	52,352
Cisco Systems Inc.
1.63%, 03/14/14	75	76,010
Embarq Corp.
7.08%, 06/01/16	25	29,071
Telecom Italia Capital SA
4.95%, 09/30/14	25	26,125
Telefonica Emisiones SAU
4.95%, 01/15/15	25	26,188
Verizon Communications Inc.
1.95%, 03/28/14	50	50,826
Vodafone Group PLC
1.25%, 09/26/17	50	49,662

		385,498

Security	Principal (000s)	Value

TRANSPORTATION — 0.21%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	$25	$26,562
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)[a]	25	25,257

		51,819

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,493,782)		6,472,608

FOREIGN AGENCY OBLIGATIONS[c] — 1.49%

CANADA — 0.85%
Export Development Canada
0.50%, 09/15/15	40	40,078
Ontario (Province of)
0.95%, 05/26/15	125	126,253
Quebec (Province of)
5.13%, 11/14/16	40	46,446

		212,777
SUPRANATIONAL — 0.64%
Asian Development Bank
0.50%, 08/17/15	85	85,160
Inter-American Development Bank
1.13%, 03/15/17	75	76,073

		161,233
TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $373,998)		374,010

FOREIGN GOVERNMENT OBLIGATIONS[c] — 0.71%

CANADA — 0.16%
Canada (Government of)
0.88%, 02/14/17	40	40,270

		40,270
ITALY — 0.36%
Italy (Republic of)
4.50%, 01/21/15	85	89,708

		89,708
MEXICO — 0.19%
United Mexican States
11.38%, 09/15/16	35	47,950

		47,950

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $176,468)		177,928

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

January 31, 2013

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 71.15%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.22%
Federal Home Loan Banks
0.50%, 11/20/15	$300	$300,460
1.00%, 06/21/17	175	176,237
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	100	100,258
2.50%, 04/23/14	300	308,413
Federal National Mortgage Association
0.50%, 05/27/15	300	301,023
0.50%, 09/28/15	300	300,672
0.88%, 08/28/14[a]	550	555,338
2.50%, 05/15/14	500	514,652

		2,557,053
U.S. GOVERNMENT OBLIGATIONS — 60.93%
U.S. Treasury Notes
0.13%, 07/31/14	700	698,978
0.25%, 02/28/14	150	150,107
0.25%, 03/31/14	800	800,560
0.25%, 09/30/14	500	500,090
0.25%, 01/15/15	500	499,820
0.25%, 02/15/15	500	499,690
0.25%, 09/15/15	600	598,278
0.38%, 11/15/14	400	400,920
0.38%, 06/15/15	720	720,893
0.38%, 11/15/15	900	899,874
0.63%, 09/30/17	600	595,038
0.63%, 11/30/17	550	544,417
0.75%, 10/31/17	250	249,142
0.75%, 12/31/17	150	149,192
0.88%, 01/31/17	700	706,314
1.00%, 10/31/16	700	710,780
1.00%, 03/31/17	800	810,312
1.38%, 11/30/15	400	410,996
1.75%, 07/31/15	800	828,016
1.88%, 04/30/14	750	765,585
2.25%, 05/31/14	700	718,858
2.38%, 08/31/14	700	723,492
4.25%, 08/15/15	600	658,992
4.50%, 02/15/16	220	246,983
4.50%, 05/15/17	700	812,140
8.88%, 08/15/17	400	545,004

		15,244,471

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $17,794,189)		17,801,524

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.80%

MONEY MARKET FUNDS — 3.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,e,f]	677,349	$677,349

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,e,f]	61,278	$61,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,e]	211,781	211,781

		950,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $950,408)		950,408

TOTAL INVESTMENTS IN SECURITIES —103.02%
(Cost: $25,788,845)		25,776,478
Other Assets, Less Liabilities — (3.02)%		(754,959)

NET ASSETS—100.00%		$25,021,519

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Investments are denominated in U.S. dollars.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

31

Schedule of Investments  (Unaudited)

iSHARES® FINANCIALS SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.27%

BANKS — 58.08%
Abbey National Treasury Services PLC
4.00%, 04/27/16	$25	$26,555
Bank of America Corp.
3.63%, 03/17/16	100	105,977
5.70%, 01/24/22	75	88,159
7.63%, 06/01/19	100	127,482
Bank of Montreal
2.55%, 11/06/22 (Call 10/06/22)	50	48,375
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	150	156,908
Bank of Nova Scotia
2.90%, 03/29/16[a]	125	131,948
Barclays Bank PLC
5.13%, 01/08/20	100	113,116
5.20%, 07/10/14	100	106,193
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	125	132,809
BNP Paribas SA
3.60%, 02/23/16	125	132,802
Canadian Imperial Bank of Commerce
1.55%, 01/23/18 (Call 12/23/17)	50	49,880
Capital One Financial Corp.
6.75%, 09/15/17	125	150,470
Citigroup Inc.
4.45%, 01/10/17	125	137,146
4.50%, 01/14/22[a]	50	54,679
4.75%, 05/19/15	200	215,026
6.88%, 03/05/38	100	130,712
Credit Suisse New York
5.40%, 01/14/20	50	55,217
5.50%, 05/01/14	100	105,875
Deutsche Bank AG London
6.00%, 09/01/17	100	118,007
Fifth Third Bancorp
3.63%, 01/25/16	100	106,825
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	100	112,874
6.00%, 05/01/14	250	265,687
6.75%, 10/01/37	150	168,262
HSBC Holdings PLC
4.00%, 03/30/22	50	53,544
5.10%, 04/05/21	75	86,432
6.50%, 09/15/37	100	124,162
J.P. Morgan Chase & Co.
2.05%, 01/24/14[a]	200	203,053
3.15%, 07/05/16	200	211,771
5.60%, 07/15/41	100	119,479
KeyCorp
5.10%, 03/24/21	25	28,935
Lloyds TSB Bank PLC
4.20%, 03/28/17[a]	50	54,933
Morgan Stanley
4.75%, 04/01/14[a]	150	155,317
4.75%, 03/22/17	150	163,811
5.75%, 01/25/21	200	226,861

Security	Principal (000s)	Value

National Australia Bank Ltd. New York
1.60%, 08/07/15	$25	$25,392
Northern Trust Corp.
2.38%, 08/02/22	25	24,354
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	200	210,712
Rabobank Nederland
3.38%, 01/19/17[a]	100	106,873
3.88%, 02/08/22	50	52,687
Royal Bank of Canada
1.45%, 10/30/14	100	101,409
Royal Bank of Scotland Group PLC
5.63%, 08/24/20	25	29,163
6.13%, 01/11/21	50	60,051
State Street Corp.
2.88%, 03/07/16	100	106,164
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	75	80,128
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	52,118
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	150	155,790
UBS AG Stamford
5.88%, 12/20/17	175	207,035
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	50	55,787
Wells Fargo & Co.
3.75%, 10/01/14	250	263,049
4.60%, 04/01/21	175	198,054
Westpac Banking Corp.
4.88%, 11/19/19	100	115,572

		6,113,620
DIVERSIFIED FINANCIAL SERVICES — 14.00%
American Express Co.
4.05%, 12/03/42[c]	67	64,046
American Express Credit Corp.
2.38%, 03/24/17	25	25,825
Series C
7.30%, 08/20/13	150	155,563
Credit Suisse (USA) Inc.
5.85%, 08/16/16	75	85,777
General Electric Capital Corp.
1.60%, 11/20/17[a]	25	24,907
1.63%, 07/02/15	50	50,844
2.25%, 11/09/15	200	206,553
Series A
6.75%, 03/15/32	175	221,623
HSBC Finance Corp.
5.00%, 06/30/15	75	80,851
6.68%, 01/15/21	50	59,096
Jefferies Group Inc.
6.88%, 04/15/21	50	57,187
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	175	211,561
Nomura Holdings Inc.
6.70%, 03/04/20	75	86,967
SLM Corp.
6.25%, 01/25/16	25	27,375
8.00%, 03/25/20	100	115,250

		1,473,425

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

HEALTH CARE - SERVICES — 4.04%
Aetna Inc.
6.63%, 06/15/36	$50	$66,016
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	107,000
Humana Inc.
7.20%, 06/15/18	25	30,687
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	100	102,568
WellPoint Inc.
5.25%, 01/15/16	25	27,734
6.38%, 06/15/37	75	91,688

		425,693
INSURANCE — 15.26%
Aflac Inc.
2.65%, 02/15/17	75	77,977
Allstate Corp. (The)
5.20%, 01/15/42	25	28,552
5.55%, 05/09/35	25	29,393
7.45%, 05/16/19	10	12,979
American International Group Inc.
4.25%, 09/15/14	150	157,780
8.18%, 05/15/68 (Call 05/15/38)[d]	100	130,250
AXA SA
8.60%, 12/15/30	25	32,125
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	125	131,365
5.75%, 01/15/40	25	29,355
Chubb Corp. (The)
6.00%, 05/11/37	50	62,605
Fidelity National Financial Inc.
5.50%, 09/01/22	15	16,544
Genworth Financial Inc.
6.52%, 05/22/18[a]	50	57,000
Hartford Financial Services Group Inc.
5.50%, 03/30/20	50	56,948
Infinity Property & Casualty Corp.
5.00%, 09/19/22	10	10,281
Lincoln National Corp.
8.75%, 07/01/19	100	133,121
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	100	110,823
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	50	54,000
6.75%, 06/01/16	100	117,628
Principal Financial Group Inc.
3.30%, 09/15/22	25	25,092
Prudential Financial Inc.
5.80%, 11/16/41	50	56,616
7.38%, 06/15/19	100	127,192
Travelers Companies Inc. (The)
6.25%, 06/20/16	50	58,525
6.25%, 06/15/37	25	32,706
Willis North America Inc.
6.20%, 03/28/17	25	28,334
XLIT Ltd.
5.75%, 10/01/21	25	28,900

		1,606,091

Security	Principal (000s)	Value

REAL ESTATE — 1.14%
ProLogis LP
6.63%, 05/15/18	$100	$119,871

		119,871
REAL ESTATE INVESTMENT TRUSTS — 5.75%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	25	24,516
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	108,159
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	25	24,479
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)[a]	25	26,326
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	55,392
HCP Inc.
3.75%, 02/01/16	50	53,432
5.38%, 02/01/21 (Call 11/03/20)	25	28,645
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	50	55,392
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,089
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	26,043
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	125	151,183
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)[a]	25	26,153

		605,809

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,871,104)		10,344,509

Security	Shares	Value

SHORT-TERM INVESTMENTS — 9.61%

MONEY MARKET FUNDS — 9.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[b,e,f]	741,356	$741,356
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[b,e,f]	67,069	67,069

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

January 31, 2013

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,e]	203,708	$203,708

		1,012,133

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,012,133)		1,012,133

TOTAL INVESTMENTS IN SECURITIES — 107.88%
(Cost: $10,883,237)		11,356,642
Other Assets, Less Liabilities — (7.88)%		(829,857)

NET ASSETS — 100.00%		$10,526,785

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Affiliated issuer. See Note 2.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Variable rate security. Rate shown is as of report date.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

34

Schedule of Investments   (Unaudited)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 94.07%

AEROSPACE & DEFENSE — 0.65%
United Technologies Corp.
0.58%, 12/02/13	$1,156	$1,158,722
0.81%, 06/01/15	2,500	2,523,413

		3,682,135
APPAREL — 0.37%
VF Corp.
1.06%, 08/23/13	2,100	2,108,568

		2,108,568
AUTO MANUFACTURERS — 1.85%
Daimler Finance North America LLC
0.92%, 03/28/14[b]	4,200	4,211,147
1.09%, 04/10/14[b]	1,000	1,004,638
1.51%, 09/13/13[b]	200	201,036
1.64%, 07/11/13[b]	1,000	1,004,960
Volkswagen International Finance NV
0.92%, 04/01/14[b,c]	3,350	3,360,080
1.06%, 03/21/14[b]	650	653,141

		10,435,002
AUTO PARTS & EQUIPMENT — 0.36%
Johnson Controls Inc.
0.72%, 02/04/14	2,050	2,055,301

		2,055,301
BANKS — 55.96%
Abbey National Treasury Services PLC
1.88%, 04/25/14	1,400	1,409,026
ABN Amro Bank NV
2.07%, 01/30/14[b]	3,400	3,443,316
Achmea Hypotheekbank NV
0.66%, 11/03/14[b]	1,000	1,000,000
American Express Bank FSB
0.51%, 06/12/17[c]	500	493,590
ANZ National International Ltd.
1.31%, 12/20/13[b]	2,250	2,268,155
Australia and New Zealand Banking Group Ltd.
0.98%, 09/24/13[b]	2,000	2,007,466
1.05%, 01/10/14[b,c]	2,650	2,665,950
Bank of America Corp.
0.57%, 10/14/16[c]	2,900	2,825,313
0.64%, 09/15/14	2,250	2,235,346
0.64%, 08/15/16	300	284,263
1.86%, 07/11/14[c]	1,245	1,262,964
Series L
1.72%, 01/30/14	1,400	1,413,329
Bank of America N.A.
0.59%, 06/15/16	3,150	3,035,589
0.61%, 06/15/17	3,125	2,974,744
Bank of Montreal

Security	Principal (000s)	Value

0.77%, 04/29/14	$2,500	$2,511,845
0.78%, 09/11/15	2,000	2,008,452
Bank of New York Mellon Corp. (The)
0.53%, 10/23/15	2,250	2,249,453
0.57%, 07/28/14[c]	950	952,418
0.59%, 01/31/14	700	701,584
Bank of Nova Scotia
0.75%, 09/11/15	1,500	1,501,667
1.35%, 01/12/15	2,500	2,536,902
Bank of Tokyo-Mitsubishi UFJ
0.78%, 04/02/14	1,000	1,000,841
0.97%, 02/24/14[b]	250	250,840
Barclays Bank PLC
1.35%, 01/13/14	2,450	2,465,445
BB&T Corp.
1.00%, 04/28/14 (Call 03/28/14)	300	301,748
BBVA U.S. Senior SA Unipersonal
2.44%, 05/16/14	2,700	2,705,451
BNP Paribas SA
0.71%, 04/08/13	200	200,120
1.21%, 01/10/14[c]	3,900	3,918,810
3.06%, 12/20/14[c]	6,500	6,751,894
BPCE SA
2.06%, 02/07/14[b]	3,700	3,744,411
Branch Banking & Trust Co.
0.63%, 09/13/16	2,000	1,982,998
Citigroup Inc.
0.44%, 03/07/14[c]	3,150	3,138,701
0.58%, 06/09/16	5,390	5,167,636
0.59%, 11/05/14[c]	2,500	2,481,807
1.16%, 02/15/13	3,850	3,850,100
1.24%, 04/01/14	1,600	1,607,920
1.76%, 01/13/14	1,000	1,010,291
2.31%, 08/13/13	4,555	4,596,036
Commonwealth Bank of Australia
0.59%, 09/17/14[b,c]	2,000	2,006,448
0.81%, 06/25/14[b]	3,650	3,675,211
0.86%, 03/19/13[b]	1,100	1,100,723
1.01%, 08/07/13[b]	1,500	1,502,667
1.04%, 03/17/14[b]	8,800	8,861,433
1.11%, 09/18/15[b]	1,000	1,009,712
Credit Agricole SA
1.75%, 01/21/14[b,c]	3,500	3,533,589
Credit Suisse New York
1.27%, 01/14/14[c]	1,250	1,258,380
Danske Bank A/S
1.36%, 04/14/14[b,c]	1,000	1,005,891
Dexia Credit Local SA
0.71%, 03/05/13[b]	300	299,842
Fifth Third Bank
0.42%, 05/17/13	1,750	1,748,098
FIH Erhvervsbank A/S
0.68%, 06/13/13[b]	4,900	4,905,047
Goldman Sachs Group Inc. (The)
0.76%, 03/22/16[c]	3,950	3,878,371
0.81%, 01/12/15[c]	1,000	992,482
0.91%, 09/29/14	3,760	3,755,417
1.30%, 07/29/13	1,000	1,004,067
1.31%, 02/07/14	5,035	5,057,219
Series B
0.70%, 07/22/15[c]	9,500	9,370,638
HSBC Bank PLC

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2013

Security	Principal (000s)	Value

0.74%, 05/15/13[b]	$1,900	$1,901,877
0.96%, 08/12/13[b]	800	802,258
1.10%, 01/17/14[b]	1,500	1,509,864
ING Bank NV
1.36%, 03/15/13[b]	3,250	3,252,743
1.62%, 10/18/13[b]	1,000	1,007,615
1.71%, 06/09/14[b]	3,000	3,037,356
1.95%, 09/25/15[b]	2,500	2,542,340
Intesa Sanpaolo SpA
2.71%, 02/24/14[b]	4,750	4,782,100
J.P. Morgan Chase & Co.
0.96%, 02/26/13	1,260	1,260,677
0.96%, 10/15/15[c]	6,900	6,929,704
1.06%, 05/02/14	4,500	4,536,211
1.06%, 09/30/13	4,000	4,018,304
1.10%, 01/24/14	2,725	2,744,947
1.36%, 03/20/15	3,600	3,646,476
1.80%, 01/25/18	5,000	4,985,656
KfW
0.25%, 01/23/15	7,000	6,997,284
0.31%, 03/17/14	1,000	999,346
0.38%, 03/13/15	6,500	6,498,479
0.48%, 01/17/14	3,600	3,606,394
Landwirtschaftliche Rentenbank
0.33%, 02/12/13[b]	2,420	2,420,012
Lloyds TSB Bank PLC
2.65%, 01/24/14	2,000	2,035,880
Morgan Stanley
0.61%, 01/09/14	3,100	3,087,057
0.75%, 10/18/16[c]	2,600	2,507,796
0.78%, 10/15/15[c]	5,004	4,891,150
1.28%, 04/29/13[c]	4,550	4,556,907
1.90%, 01/24/14	4,650	4,686,279
2.81%, 05/14/13	3,250	3,268,398
National Australia Bank Ltd.
1.01%, 11/08/13[b]	1,500	1,507,740
1.03%, 04/11/14[b,c]	5,250	5,283,978
1.25%, 07/25/14[b]	2,150	2,175,114
1.44%, 08/07/15	1,000	1,015,110
1.46%, 02/14/14	250	252,825
National Australia Bank Ltd. New York
0.60%, 01/22/15[b]	2,500	2,499,035
National City Bank
0.41%, 03/01/13	1,000	1,000,156
NIBC Bank NV
0.69%, 12/02/14[b]	1,250	1,246,306
Nordea Bank AB
1.21%, 01/14/14[b]	3,250	3,277,625
PNC Funding Corp.
0.50%, 01/31/14[d]	1,255	1,256,623
RaboBank Nederland
0.50%, 07/25/13	1,000	1,000,749
Royal Bank of Canada
0.46%, 03/08/13	750	750,104
0.60%, 04/17/14	2,510	2,519,279
1.00%, 10/30/14	1,600	1,614,654

Security	Principal (000s)	Value

Societe Generale
1.36%, 04/11/14[b]	$4,500	$4,506,651
Standard Chartered PLC
1.26%, 05/12/14[b]	850	852,491
Sumitomo Mitsui Banking Corp.
1.25%, 07/22/14[b]	1,000	1,008,339
SunTrust Bank
0.60%, 08/24/15	1,000	978,535
Toronto-Dominion Bank (The)
0.48%, 07/26/13[c]	3,250	3,251,956
0.61%, 07/14/14	2,850	2,859,867
0.76%, 11/01/13	4,500	4,511,700
UBS AG Stamford
1.30%, 01/28/14	1,250	1,258,669
US Bank N.A.
0.59%, 10/14/14	2,000	2,002,910
Vestjysk Bank A/S
0.86%, 06/17/13[b]	2,000	2,003,860
Wachovia Bank N.A./Wells Fargo & Co.
0.64%, 03/15/16	375	369,410
0.69%, 11/03/14	1,000	997,059
Wachovia Corp./Wells Fargo & Co.
0.50%, 08/01/13	750	750,770
0.58%, 06/15/17[c]	10,250	10,068,462
0.64%, 10/28/15	1,250	1,235,109
0.67%, 10/15/16	500	492,949
2.08%, 05/01/13	1,250	1,255,281
Wells Fargo & Co.
0.50%, 10/28/15	3,700	3,682,048
1.23%, 06/26/15	3,000	3,037,710
Wells Fargo Bank N.A.
0.52%, 05/16/16	2,400	2,358,382
Westpac Banking Corp.
0.59%, 09/10/14[b]	500	501,912
0.73%, 06/14/13[b]	3,000	3,003,816
0.86%, 04/08/13[b,c]	610	610,759
1.04%, 12/09/13	1,950	1,961,819
1.04%, 03/31/14[b]	3,450	3,473,022
1.07%, 09/25/15	1,500	1,509,145

		316,376,695
BEVERAGES — 0.99%
Anheuser-Busch InBev Worldwide Inc.
0.67%, 07/14/14	400	401,400
0.85%, 01/27/14	2,505	2,519,434
1.04%, 03/26/13	500	500,572
Coca-Cola Co. (The)
0.26%, 03/14/14	1,606	1,605,417
PepsiCo Inc.
0.39%, 05/10/13	556	556,202

		5,583,025
CHEMICALS — 0.30%
E.I. du Pont de Nemours and Co.
0.73%, 03/25/14	1,675	1,682,450

		1,682,450

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2013

Security	Principal (000s)	Value

COMMERCIAL SERVICES — 0.35%
Western Union Co. (The)
0.89%, 03/07/13	$2,000	$2,000,890

		2,000,890
COMPUTERS — 0.93%
Dell Inc.
0.91%, 04/01/14[c]	500	495,212
Hewlett-Packard Co.
0.59%, 05/24/13	750	748,573
0.71%, 05/30/14	1,006	995,472
1.86%, 09/19/14[c]	3,000	2,998,554

		5,237,811
COSMETICS & PERSONAL CARE — 1.01%
Procter & Gamble Co. (The)
0.21%, 02/14/14	3,500	3,497,609
0.23%, 02/06/14	2,200	2,198,689

		5,696,298
DIVERSIFIED FINANCIAL SERVICES — 14.52%
American Express Credit Corp.
1.16%, 06/24/14	1,840	1,857,412
1.41%, 06/12/15	3,500	3,565,149
1.90%, 06/19/13[c]	1,050	1,056,267
American Honda Finance Corp.
0.71%, 06/18/14[b]	1,250	1,253,696
Banque PSA Finance SA
2.21%, 04/04/14[b]	500	494,204
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.70%, 11/21/16[c]	7,500	7,414,177
BRFkredit A/S
0.55%, 04/15/13[b]	2,550	2,549,860
Caterpillar Financial Services Corp.
0.41%, 11/19/14	1,000	999,653
0.66%, 02/09/15	1,000	1,004,027
Credit Suisse (USA) Inc.
0.56%, 04/12/13	1,365	1,365,916
General Electric Capital Corp.
0.43%, 12/20/13	1,250	1,250,750
0.46%, 05/08/13[c]	3,500	3,501,946
0.48%, 02/15/17[c]	240	233,595
0.51%, 01/08/16	2,500	2,470,405
0.51%, 05/11/16	2,850	2,811,622
0.69%, 01/09/15	3,500	3,502,754
0.90%, 04/07/14	4,900	4,930,311
0.91%, 01/08/16	2,000	2,005,818
0.91%, 06/19/13	750	751,834
1.00%, 04/24/14	4,500	4,535,689
1.16%, 01/07/14	800	806,485
1.18%, 05/09/16	1,750	1,762,343
1.21%, 05/22/13	1,500	1,504,147
1.34%, 07/02/15	500	506,085
Series A
0.57%, 09/15/14	2,500	2,499,270
HSBC Finance Corp.
0.55%, 01/15/14	4,500	4,496,665
0.74%, 06/01/16[c]	5,250	5,161,931

Security	Principal (000s)	Value

John Deere Capital Corp.
0.41%, 10/08/14	$500	$500,206
0.45%, 04/25/14	250	250,305
0.45%, 07/15/13	550	550,563
0.48%, 06/16/14	850	851,244
0.71%, 10/04/13	770	772,288
0.84%, 09/22/14[c]	4,000	4,036,152
MassMutual Global Funding
0.81%, 09/27/13[b]	1,000	1,003,327
Merrill Lynch & Co. Inc. Series C
0.76%, 01/15/15[c]	1,000	991,208
National Rural Utilities Cooperative Finance Corp.
0.41%, 08/09/13	1,000	999,916
PACCAR Financial Corp.
0.66%, 04/05/13	1,100	1,100,826
SLM Corp.
0.60%, 01/27/14[c]	750	743,870
Swedish Export Credit Corp.
1.06%, 08/14/14	500	504,804
Toyota Motor Credit Corp.
0.47%, 01/23/15	1,500	1,499,420
0.48%, 11/21/14	1,000	999,648
0.70%, 01/17/14	400	401,469
0.76%, 10/11/13	1,090	1,093,483
1.25%, 11/17/14	1,500	1,517,978

		82,108,718
ELECTRIC — 0.85%
Appalachian Power Co.
0.69%, 08/16/13	1,500	1,502,004
DTE Energy Co.
1.01%, 06/03/13	1,280	1,281,801
Georgia Power Co.
0.63%, 03/15/13 (Call 03/04/13)	500	500,040
Northeast Utilities
1.06%, 09/20/13	1,500	1,506,521

		4,790,366
FOOD — 0.80%
Campbell Soup Co.
0.61%, 08/01/14	1,500	1,504,897
General Mills Inc.
0.60%, 01/29/16	1,500	1,501,338
0.66%, 05/16/14	1,500	1,504,634

		4,510,869
GAS — 0.11%
Sempra Energy
1.07%, 03/15/14	650	653,092

		653,092
INSURANCE — 3.43%
Berkshire Hathaway Finance Corp.
0.64%, 01/10/14	850	852,746
Berkshire Hathaway Inc.
0.74%, 02/11/13	850	850,101

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2013

Security	Principal (000s)	Value

1.01%, 08/15/14[c]	$1,803	$1,820,377
MetLife Global Funding I
0.66%, 03/19/14[b]	1,000	1,000,860
1.06%, 01/10/14[b,c]	3,700	3,722,352
MetLife Inc.
0.68%, 01/06/15[b]	500	500,583
MetLife Institutional Funding II
1.21%, 04/04/14[b]	3,250	3,276,845
Monumental Global Funding III
0.50%, 01/15/14[b,c]	150	149,940
New York Life Global Funding
0.35%, 09/19/14[b]	2,250	2,252,621
0.43%, 06/18/14[b]	1,510	1,512,147
0.57%, 04/04/14[b]	500	501,805
Principal Life Income Fundings Trust
0.49%, 11/08/13	1,027	1,027,623
Sun Life Financial Global Funding LP
0.32%, 10/06/13[b]	1,950	1,946,063

		19,414,063
MACHINERY — 0.25%
Caterpillar Inc.
0.48%, 05/21/13	1,400	1,401,009

		1,401,009
MANUFACTURING — 0.35%
Danaher Corp.
0.56%, 06/21/13	1,000	1,000,804
Eaton Corp. PLC
0.64%, 06/16/14	1,000	998,719

		1,999,523
MINING — 0.58%
BHP Billiton Finance (USA) Ltd.
0.58%, 02/18/14	3,250	3,257,738

		3,257,738
MULTI-NATIONAL — 2.25%
African Development Bank
0.64%, 08/04/14	2,990	3,002,495
European Investment Bank
0.71%, 02/03/14[b]	2,000	2,005,952
Inter-American Development Bank
0.24%, 02/11/16	7,000	7,000,000
0.76%, 05/20/14	700	704,748

		12,713,195
OFFICE & BUSINESS EQUIPMENT — 0.18%
Xerox Corp.
1.13%, 05/16/14	500	499,042
1.71%, 09/13/13[c]	500	502,268

		1,001,310
OIL & GAS — 2.03%
BP Capital Markets PLC

Security	Principal (000s)	Value

0.76%, 06/06/13	$3,000	$3,005,631
0.91%, 03/11/14	1,975	1,986,603
EOG Resources Inc.
1.06%, 02/03/14	140	141,013
Total Capital Canada Ltd.
0.40%, 05/13/13[c]	3,500	3,500,679
0.68%, 01/15/16	1,750	1,756,556
0.68%, 01/17/14[c]	1,100	1,104,610

		11,495,092
PHARMACEUTICALS — 2.06%
AbbVie Inc.
1.07%, 11/06/15[b]	2,500	2,538,255
Johnson & Johnson
0.31%, 05/15/13	850	850,695
0.40%, 05/15/14	600	601,215
Sanofi
0.51%, 03/28/13	1,274	1,274,586
0.62%, 03/28/14	3,506	3,517,489
Teva Pharmaceutical Finance Co. BV
1.21%, 11/08/13	850	854,906
Teva Pharmaceutical Finance III BV
0.81%, 03/21/14	2,005	2,014,726

		11,651,872
RETAIL — 0.56%
Target Corp.
0.47%, 07/18/14	2,350	2,357,271
Walgreen Co.
0.81%, 03/13/14	800	801,230

		3,158,501
SAVINGS & LOANS — 0.59%
SSIF Nevada LP
1.01%, 04/14/14[b]	3,300	3,316,282

		3,316,282
SEMICONDUCTORS — 0.60%
Texas Instruments Inc.
0.49%, 05/15/13	3,400	3,402,363

		3,402,363
SOVEREIGN DEBT SECURITIES — 0.35%
Svensk Exportkredit AB
0.60%, 01/23/17	2,000	2,003,144

		2,003,144

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

January 31, 2013

Security	Principal (000s)	Value

TELECOMMUNICATIONS — 1.79%
British Telecommunications PLC
1.43%, 12/20/13	$500	$504,150
Cisco Systems Inc.
0.56%, 03/14/14	3,606	3,614,698
Telefonica Emisiones SAU
0.64%, 02/04/13	1,500	1,500,000
Verizon Communications Inc.
0.92%, 03/28/14	4,500	4,530,465

		10,149,313

TOTAL CORPORATE BONDS & NOTES
(Cost: $529,135,961)		531,884,625

FOREIGN AGENCY OBLIGATIONS[a],e — 2.13%

NORWAY — 2.13%
Kommunalbanken AS
0.32%, 01/26/15[b]	3,500	3,498,638
0.43%, 03/10/14[b]	1,000	1,000,659
0.43%, 10/31/16[b]	2,500	2,497,145
0.69%, 03/27/17[b]	5,000	5,027,880

		12,024,322

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $12,015,823)		12,024,322

Security	Shares	Value

SHORT-TERM INVESTMENTS — 6.02%

MONEY MARKET FUNDS — 6.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[d,f,g]	26,541,875	$26,541,875
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[d,f,g]	2,401,203	2,401,203
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[d,g]	5,074,644	5,074,644

		34,017,722

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,017,722)		34,017,722

TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $575,169,506)		577,926,669
Other Assets, Less Liabilities — (2.22)%		(12,548,495)

NET ASSETS — 100.00%		$565,378,174

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments  (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

January 31, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 64.52%

AUSTRALIA — 0.93%
Australia (Commonwealth of)
3.00%, 09/20/25	AUD	60	$85,284
4.00%, 08/20/20	AUD	58	115,912

			201,196

BRAZIL — 12.37%
Brazil (Federative Republic of)
5.94%, 08/15/14	BRL	338	414,945
5.94%, 08/15/20	BRL	204	276,987
5.94%, 08/15/40	BRL	342	532,734
5.94%, 08/15/50	BRL	14	22,426
6.09%, 05/15/15	BRL	594	732,328
6.09%, 05/15/35	BRL	454	681,761

			2,661,181

CANADA — 2.19%
Canada (Government of)
2.00%, 12/01/41	CAD	145	201,073
4.25%, 12/01/26	CAD	172	269,421

			470,494

CHILE — 1.05%
Chile (Republic of)
4.48%, 10/15/23	CLP	91,230	225,513

			225,513

FRANCE — 9.36%
France (Republic of)
0.45%, 07/25/16	EUR	599	853,716
1.10%, 07/25/22	EUR	253	371,405
2.50%, 07/25/13	EUR	106	147,350
3.15%, 07/25/32	EUR	328	642,379

			2,014,850

GERMANY — 3.08%
Germany (Federal Republic of)
1.50%, 04/15/16	EUR	264	386,791
1.75%, 04/15/20	EUR	174	276,090

			662,881

ISRAEL — 1.69%
Israel (State of)
0.50%, 06/30/13	ILS	320	92,603
3.50%, 04/30/18	ILS	424	155,582
4.00%, 05/30/36	ILS	280	116,185

			364,370

Security	Principal (000s)		Value

ITALY — 5.65%
Italy (Republic of)
2.10%, 09/15/17	EUR	359	$494,858
2.10%, 09/15/21	EUR	16	20,957
2.15%, 09/15/14	EUR	150	209,512
2.35%, 09/15/35	EUR	170	203,329
3.10%, 09/15/26	EUR	209	286,203

			1,214,859

JAPAN — 0.91%
Japan (Government of)
1.10%, 09/10/16	JPY	6,157	72,589
1.20%, 12/10/17	JPY	10,218	123,158

			195,747

MEXICO — 2.22%
United Mexican States
2.50%, 12/10/20	MXN	2,708	230,155
4.00%, 11/15/40	MXN	1,539	157,904
4.50%, 12/18/14	MXN	1,071	89,323

			477,382

POLAND — 0.25%
Poland (Republic of)
3.00%, 08/24/16	PLN	158	54,261

			54,261

SOUTH AFRICA — 1.11%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	895	110,838
3.45%, 12/07/33	ZAR	901	128,994

			239,832

SOUTH KOREA — 0.20%
Korea (Republic of)
2.75%, 06/10/20	KRW	40,606	43,018

			43,018

SWEDEN — 1.25%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	640	135,572
3.50%, 12/01/28	SEK	475	133,211

			268,783

TURKEY — 1.96%
Turkey (Republic of)
2.00%, 10/26/22	TRY	36	22,510
4.00%, 04/01/20	TRY	301	207,531
7.00%, 10/01/14	TRY	304	191,939

			421,980

UNITED KINGDOM — 20.30%
United Kingdom

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

January 31, 2013

Security	Principal (000s)		Value

0.63%, 03/22/40[a]	GBP	342	$650,722
0.63%, 11/22/42[a]	GBP	102	197,854
0.75%, 03/22/34[a]	GBP	42	80,473
0.75%, 11/22/47	GBP	97	197,768
1.25%, 11/22/17	GBP	133	245,407
1.25%, 11/22/27	GBP	223	449,156
1.25%, 11/22/55	GBP	280	700,047
1.88%, 11/22/22	GBP	144	298,723
2.50%, 07/26/16[a]	GBP	142	783,220
4.13%, 07/22/30	GBP	148	764,408

			4,367,778

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $13,254,163)			13,884,125

U.S. GOVERNMENT OBLIGATIONS — 33.74%
U.S. Treasury Inflation-Indexed Bonds
1.13%, 01/15/21	USD	1,283	1,502,146
1.63%, 01/15/18	USD	830	966,862
1.88%, 07/15/13	USD	1,005	1,027,789
2.00%, 01/15/16	USD	749	837,255
2.00%, 01/15/26	USD	733	951,120
2.13%, 02/15/41	USD	416	599,036
3.88%, 04/15/29	USD	845	1,377,660

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $6,837,896)			7,261,868

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.02%

MONEY MARKET FUNDS — 1.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	218,474	$218,474

		218,474

TOTAL SHORT-TERM INVESTMENTS
(Cost: $218,474)		218,474

TOTAL INVESTMENTS IN SECURITIES — 99.28%
(Cost: $20,310,533)		21,364,467
Other Assets, Less Liabilities — 0.72%		155,679

NET ASSETS — 100.00%		$21,520,146

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound

ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

41

Schedule of Investments  (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

January 31, 2013

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 98.54%

AUSTRALIA — 4.47%
Australia (Commonwealth of)
2.50%, 09/20/30	AUD	169	$227,159
3.00%, 09/20/25	AUD	1,024	1,455,520
4.00%, 08/20/15	AUD	228	429,887
4.00%, 08/20/20	AUD	1,107	2,212,321

			4,324,887

BRAZIL — 15.68%
Brazil (Federative Republic of)
5.94%, 08/15/14	BRL	1,338	1,642,593
5.94%, 08/15/20	BRL	2,481	3,368,657
5.94%, 08/15/50	BRL	1,465	2,346,730
5.95%, 08/15/24	BRL	573	808,733
6.09%, 05/15/13	BRL	2,060	2,384,719
6.09%, 05/15/15	BRL	424	522,739
6.09%, 05/15/17	BRL	786	1,009,240
6.09%, 05/15/35	BRL	1,078	1,618,807
6.09%, 05/15/45	BRL	926	1,454,475

			15,156,693

CANADA — 4.53%
Canada (Government of)
1.50%, 12/01/44	CAD	262	332,279
2.00%, 12/01/41	CAD	769	1,069,342
3.00%, 12/01/36	CAD	279	441,130
4.00%, 12/01/31	CAD	299	503,545
4.25%, 12/01/26	CAD	1,296	2,029,192

			4,375,488

CHILE — 4.20%
Chile (Republic of)
2.98%, 07/01/13	CLP	182,460	385,846
2.98%, 01/01/30	CLP	182,460	400,882
2.98%, 01/01/40	CLP	159,653	350,399
2.99%, 03/01/27	CLP	114,038	249,921
3.00%, 02/01/21	CLP	935,109	2,030,092
3.00%, 08/01/24	CLP	182,460	454,397
4.78%, 09/01/15	CLP	91,230	190,327

			4,061,864

FRANCE — 11.84%
France (Republic of)
0.45%, 07/25/16	EUR	1,188	1,692,635
1.00%, 07/25/17	EUR	1,301	1,910,819
1.10%, 07/25/22	EUR	1,860	2,727,989
1.60%, 07/25/15	EUR	1,348	1,952,367
1.80%, 07/25/40	EUR	266	453,392
1.85%, 07/25/27	EUR	118	188,604
2.25%, 07/25/20	EUR	115	183,018
3.15%, 07/25/32	EUR	976	1,912,757

Security	Principal (000s)		Value

3.40%, 07/25/29	EUR	214	$425,475

			11,447,056

GERMANY — 4.52%
Germany (Federal Republic of)
0.75%, 04/15/18	EUR	185	270,155
1.50%, 04/15/16	EUR	1,613	2,359,618
1.75%, 04/15/20	EUR	1,097	1,735,244
2.25%, 04/15/13	EUR	—	20

			4,365,037

ISRAEL — 4.46%
Israel (State of)
0.50%, 06/30/13	ILS	1,723	498,611
3.50%, 04/30/18	ILS	2,631	965,416
4.00%, 07/31/24	ILS	1,813	746,979
4.00%, 05/30/36	ILS	2,641	1,095,871
5.00%, 04/30/15	ILS	2,459	1,003,147

			4,310,024

ITALY — 7.15%
Italy (Republic of)
2.10%, 09/15/16	EUR	567	788,652
2.10%, 09/15/17	EUR	1,881	2,594,835
2.10%, 09/15/21	EUR	686	893,758
2.15%, 09/15/14	EUR	515	721,465
2.35%, 09/15/35	EUR	908	1,084,377
2.55%, 09/15/41	EUR	277	330,343
2.60%, 09/15/23	EUR	198	261,909
3.10%, 09/15/26	EUR	170	232,990

			6,908,329

JAPAN — 4.48%
Japan (Government of)
1.00%, 06/10/16	JPY	19,760	231,253
1.10%, 09/10/16	JPY	123,512	1,456,269
1.20%, 12/10/17	JPY	148,006	1,783,991
1.40%, 03/10/18	JPY	39,144	476,370
1.40%, 06/10/18	JPY	31,288	381,791

			4,329,674

MEXICO — 4.51%
United Mexican States
2.50%, 12/10/20	MXN	20,188	1,715,558
3.50%, 12/19/13	MXN	8,414	675,054
3.50%, 12/14/17	MXN	1,055	91,575
4.00%, 11/15/40	MXN	9,438	968,347
4.50%, 12/18/14	MXN	3,124	260,658
4.50%, 11/22/35	MXN	6,051	652,907

			4,364,099

POLAND — 3.10%
Poland (Republic of)
2.75%, 08/25/23	PLN	4,852	1,729,222

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

January 31, 2013

Security	Principal (000s)		Value

3.00%, 08/24/16	PLN	3,694	$1,271,187

			3,000,409

SOUTH AFRICA — 4.38%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	7,718	955,913
2.50%, 12/31/50	ZAR	924	118,665
2.75%, 01/31/22	ZAR	3,017	393,524
3.45%, 12/07/33	ZAR	10,246	1,466,953
5.50%, 12/07/23	ZAR	7,919	1,296,397

			4,231,452

SOUTH KOREA — 3.20%
Korea (Republic of)
1.50%, 06/10/21	KRW	724,857	713,729
2.75%, 03/10/17	KRW	594,346	593,345
2.75%, 06/10/20	KRW	1,686,025	1,786,165

			3,093,239

SWEDEN — 4.46%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	8,485	1,797,384
3.50%, 12/01/28	SEK	6,130	1,719,128
4.00%, 12/01/20	SEK	3,080	799,079

			4,315,591

TURKEY — 4.48%
Turkey (Republic of)
2.00%, 10/26/22	TRY	248	154,352
3.00%, 01/06/21	TRY	2,467	1,627,187
4.00%, 04/01/20	TRY	666	459,413
7.00%, 10/01/14	TRY	2,821	1,783,230
12.00%, 08/14/13	TRY	502	305,599

			4,329,781

UNITED KINGDOM — 13.08%
United Kingdom
0.63%, 03/22/40[a]	GBP	516	980,967
0.63%, 11/22/42[a]	GBP	192	372,993
0.75%, 11/22/47	GBP	114	232,276
1.25%, 11/22/17	GBP	1,025	1,890,030
1.25%, 11/22/32	GBP	699	1,450,298
1.25%, 11/22/55	GBP	919	2,296,837
1.88%, 11/22/22	GBP	463	957,080
2.00%, 01/26/35	GBP	453	1,507,866
2.50%, 07/26/16[a]	GBP	154	848,259
2.50%, 07/17/24	GBP	186	1,021,067
4.13%, 07/22/30	GBP	210	1,087,055

			12,644,728

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES (Cost: $90,281,739)			95,258,351

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[b,c]	106,283	$106,283

		106,283

TOTAL SHORT-TERM INVESTMENTS (Cost: $106,283)		106,283

TOTAL INVESTMENTS IN SECURITIES — 98.65% (Cost: $90,388,022)		95,364,634
Other Assets, Less Liabilities — 1.35%		1,303,216

NET ASSETS — 100.00%		$96,667,850

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TRY	— Turkish Lira
ZAR	— South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

43

Schedule of Investments  (Unaudited)

iSHARES® INDUSTRIALS SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.26%

AEROSPACE & DEFENSE — 4.13%
Boeing Co. (The)
6.00%, 03/15/19	$100	$122,612
Lockheed Martin Corp.
3.35%, 09/15/21	100	103,526
Northrop Grumman Corp.
3.50%, 03/15/21[a]	75	78,595
Raytheon Co.
3.13%, 10/15/20	150	157,230
United Technologies Corp.
1.80%, 06/01/17	50	50,985
3.10%, 06/01/22	50	51,493
5.70%, 04/15/40	50	62,431

		626,872

AGRICULTURE — 3.50%
Altria Group Inc.
9.70%, 11/10/18	75	103,473
10.20%, 02/06/39	25	41,440
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	100	112,570
Philip Morris International Inc.
2.90%, 11/15/21	150	152,862
Reynolds American Inc.
6.75%, 06/15/17	100	120,953

		531,298

AUTO MANUFACTURERS — 0.21%
Ford Motor Co.
7.45%, 07/16/31	25	31,748

		31,748

AUTO PARTS & EQUIPMENT — 0.56%
Johnson Controls Inc.
5.50%, 01/15/16	75	84,091

		84,091

BEVERAGES — 4.75%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	50	48,945
5.38%, 11/15/14[a]	100	108,263
8.20%, 01/15/39	50	78,862
Coca-Cola Co. (The)
3.63%, 03/15/14[a]	50	51,736
5.35%, 11/15/17	50	59,089
Diageo Capital PLC
4.83%, 07/15/20	100	116,004
Molson Coors Brewing Co.
2.00%, 05/01/17	50	50,755
PepsiCo Inc.
2.50%, 05/10/16	150	157,500

Security	Principal (000s)	Value

4.00%, 03/05/42[a]	$50	$49,880

		721,034

BIOTECHNOLOGY — 1.42%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	100	109,333
Life Technologies Corp.
4.40%, 03/01/15	100	105,571

		214,904

CHEMICALS — 2.99%
Dow Chemical Co. (The)
8.55%, 05/15/19[a]	125	168,485
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18[a]	100	122,660
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)[a]	25	25,739
Ecolab Inc.
5.50%, 12/08/41	50	58,628
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	53,990
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	25	24,027

		453,529

COMMERCIAL SERVICES — 1.22%
ADT Corp. (The)
3.50%, 07/15/22[b]	25	24,438
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	100	116,500
Princeton University Series A
4.95%, 03/01/19	15	17,679
Western Union Co. (The)
5.25%, 04/01/20	25	26,958

		185,575

COMPUTERS — 2.88%
Dell Inc.
5.88%, 06/15/19[a]	25	25,625
Hewlett-Packard Co.
4.30%, 06/01/21	100	97,364
4.75%, 06/02/14[a]	150	156,488
International Business Machines Corp.
0.55%, 02/06/15	100	99,985
4.00%, 06/20/42	54	54,055
5.60%, 11/30/39	3	3,732

		437,249

COSMETICS & PERSONAL CARE — 0.55%
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	51,033
5.55%, 03/05/37	25	32,032

		83,065

44

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 4.61%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	$200	$257,913
Ford Motor Credit Co. LLC
7.00%, 04/15/15	100	110,806
8.13%, 01/15/20	100	126,042
John Deere Capital Corp.
1.25%, 12/02/14[a]	100	101,226
Toyota Motor Credit Corp.
2.00%, 09/15/16	100	103,673

		699,660
ELECTRONICS — 2.05%
Honeywell International Inc.
4.25%, 03/01/21	100	114,825
Koninklijke Philips Electronics NV
5.75%, 03/11/18	100	119,687
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	75	76,747

		311,259
ENGINEERING & CONSTRUCTION — 0.17%
ABB Finance (USA) Inc.
4.38%, 05/08/42	25	26,017

		26,017
ENVIRONMENTAL CONTROL — 1.35%
Republic Services Inc.
5.00%, 03/01/20	125	142,945
Waste Management Inc.
6.13%, 11/30/39	50	61,114

		204,059
FOOD — 3.06%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	51,779
Kellogg Co.
3.13%, 05/17/22	50	50,971
Kraft Foods Inc.
6.50%, 02/09/40	100	128,961
Kroger Co. (The)
6.15%, 01/15/20	100	119,746
Unilever Capital Corp.
4.25%, 02/10/21	100	113,237

		464,694
FOREST PRODUCTS & PAPER — 1.00%
International Paper Co.
7.95%, 06/15/18	100	128,217
Plum Creek Timberlands LP
3.25%, 03/15/23 (Call 12/15/22)	25	23,986

		152,203

Security	Principal (000s)	Value

HEALTH CARE - PRODUCTS — 2.32%
Baxter International Inc.
2.40%, 08/15/22[a]	$50	$48,397
Becton, Dickinson and Co.
3.13%, 11/08/21	75	78,159
Boston Scientific Corp.
6.00%, 01/15/20	75	87,316
Covidien International Finance SA
6.00%, 10/15/17	50	59,731
Medtronic Inc.
3.00%, 03/15/15	25	26,172
3.13%, 03/15/22 (Call 12/15/21)	50	52,331

		352,106
HEALTH CARE - SERVICES — 0.17%
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (Call 05/23/22)	25	25,740

		25,740
HOUSEHOLD PRODUCTS & WARES — 0.80%
Kimberly-Clark Corp.
6.13%, 08/01/17	100	121,118

		121,118
INTERNET — 0.66%
Amazon.com Inc.
2.50%, 11/29/22 (Call 08/29/22)	25	24,015
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	25	24,618
Symantec Corp.
2.75%, 06/15/17 (Call 05/15/17)	50	51,221

		99,854
MACHINERY — 0.39%
Deere & Co.
3.90%, 06/09/42 (Call 12/09/41)	50	49,452
Roper Industries Inc.
3.13%, 11/15/22 (Call 08/15/22)	10	9,908

		59,360
MANUFACTURING — 0.65%
Carlisle Companies Inc.
3.75%, 11/15/22 (Call 08/15/22)	10	9,851
General Electric Co.
2.70%, 10/09/22	25	24,653
4.13%, 10/09/42	25	24,666
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	25	24,298
Pentair Finance SA
2.65%, 12/01/19[b]	15	14,829

		98,297

45

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

MEDIA — 8.41%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)[a]	$25	$25,402
Comcast Corp.
6.95%, 08/15/37	50	65,281
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	100	106,818
NBCUniversal Media LLC
5.15%, 04/30/20	250	289,974
News America Inc.
6.65%, 11/15/37	75	93,537
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	106,309
7.30%, 07/01/38	75	96,261
8.25%, 02/14/14	100	107,707
Time Warner Inc.
7.70%, 05/01/32	125	169,934
Viacom Inc.
6.88%, 04/30/36	50	63,905
Walt Disney Co. (The)
0.88%, 12/01/14	150	150,977

		1,276,105
MINING — 5.20%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	100	103,360
Barrick Gold Corp.
2.90%, 05/30/16	25	26,211
Barrick North America Finance LLC
4.40%, 05/30/21	100	106,937
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	75	75,818
2.88%, 02/24/22	25	25,380
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	25	24,734
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21[a]	200	211,569
Southern Copper Corp.
5.38%, 04/16/20	50	56,922
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	24,762
Vale Overseas Ltd.
8.25%, 01/17/34[a]	100	132,993

		788,686
OFFICE & BUSINESS EQUIPMENT — 0.87%
Pitney Bowes Inc.
5.75%, 09/15/17	25	26,471
Xerox Corp.
4.25%, 02/15/15[a]	100	105,114

		131,585

Security	Principal (000s)	Value

OIL & GAS — 10.11%
Anadarko Petroleum Corp.
6.38%, 09/15/17	$75	$88,758
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	50	53,735
BP Capital Markets PLC
4.74%, 03/11/21	100	114,902
Canadian Natural Resources Ltd.
5.70%, 05/15/17[a]	100	116,562
ConocoPhillips
6.50%, 02/01/39	100	135,907
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	50	51,632
5.60%, 07/15/41 (Call 01/15/41)	50	55,346
Encana Corp.
6.50%, 02/01/38	50	59,242
Ensco PLC
4.70%, 03/15/21	100	111,751
Hess Corp.
5.60%, 02/15/41	50	52,904
Husky Energy Inc.
7.25%, 12/15/19	100	128,502
Nexen Inc.
6.40%, 05/15/37	25	31,695
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	75	84,656
Phillips 66
4.30%, 04/01/22	50	54,608
Shell International Finance BV
6.38%, 12/15/38	50	68,093
Suncor Energy Inc.
6.50%, 06/15/38	75	96,687
Total Capital
3.00%, 06/24/15	50	52,646
Transocean Inc.
6.38%, 12/15/21	100	117,383
Valero Energy Corp.
6.63%, 06/15/37	50	59,050

		1,534,059
OIL & GAS SERVICES — 1.26%
Halliburton Co.
7.45%, 09/15/39	25	36,559
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	25	25,489
9.63%, 03/01/19	100	129,597

		191,645

46

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

PHARMACEUTICALS — 6.19%
Abbott Laboratories
5.30%, 05/27/40	$50	$61,084
Allergan Inc.
3.38%, 09/15/20	20	21,229
AstraZeneca PLC
5.90%, 09/15/17	125	149,838
Bristol-Myers Squibb Co.
3.25%, 08/01/42	25	22,111
Express Scripts Holding Co.
3.13%, 05/15/16	100	105,671
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	50	66,707
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	25	25,132
Johnson & Johnson
5.95%, 08/15/37	50	66,922
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	50	49,209
Novartis Capital Corp.
2.90%, 04/24/15	150	157,572
Pfizer Inc.
7.20%, 03/15/39	75	111,046
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	75	103,113

		939,634
RETAIL — 6.40%
CVS Caremark Corp.
5.75%, 06/01/17	100	117,992
Home Depot Inc. (The)
5.88%, 12/16/36	50	63,484
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	100	107,274
Macy’s Retail Holdings Inc.
7.88%, 07/15/15	100	116,189
McDonald’s Corp.
5.35%, 03/01/18	100	118,879
Target Corp.
7.00%, 01/15/38	100	141,777
Wal-Mart Stores Inc.
1.63%, 04/15/14	100	101,535
6.50%, 08/15/37	125	169,618
Yum! Brands Inc.
6.88%, 11/15/37	25	33,295

		970,043
SEMICONDUCTORS — 1.36%
Intel Corp.
3.30%, 10/01/21[a]	150	157,089
Texas Instruments Inc.
1.65%, 08/03/19	50	49,589

		206,678

Security	Principal (000s)	Value

SOFTWARE — 2.21%
Fidelity National Information Services Inc.
5.00%, 03/15/22 (Call 03/15/17)	$25	$27,000
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	24,626
Microsoft Corp.
1.63%, 09/25/15	100	102,991
Oracle Corp.
5.38%, 07/15/40	50	60,316
5.75%, 04/15/18	100	120,089

		335,022
TELECOMMUNICATIONS — 13.02%
America Movil SAB de CV
5.00%, 03/30/20	150	172,490
AT&T Inc.
3.88%, 08/15/21	50	54,394
5.10%, 09/15/14	100	107,223
5.35%, 09/01/40	175	192,076
6.30%, 01/15/38	50	61,142
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	100	135,356
CenturyLink Inc.
6.45%, 06/15/21	50	54,532
7.65%, 03/15/42	50	51,395
Cisco Systems Inc.
5.50%, 01/15/40	25	30,473
5.90%, 02/15/39	50	63,251
Corning Inc.
4.75%, 03/15/42	25	25,340
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	72,609
France Telecom SA
2.75%, 09/14/16	75	78,194
8.50%, 03/01/31	50	72,085
Qwest Corp.
7.50%, 10/01/14	50	54,642
Telecom Italia Capital SA
4.95%, 09/30/14	125	130,625
Telefonica Emisiones SAU
3.99%, 02/16/16	65	67,275
5.46%, 02/16/21	50	54,125
Verizon Communications Inc.
2.00%, 11/01/16[a]	150	155,474
7.75%, 12/01/30	150	210,160
Vodafone Group PLC
2.88%, 03/16/16	125	131,972

		1,974,833
TRANSPORTATION — 3.79%
Burlington Northern Santa Fe Corp.
7.00%, 12/15/25	100	133,122
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	100	102,818
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	51,494
7.38%, 02/01/19	50	63,886
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	50,646
4.84%, 10/01/41	50	54,713

47

Schedule of Investments  (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

United Parcel Service Inc.
5.13%, 04/01/19	$100	$118,805

		575,484

TOTAL CORPORATE BONDS & NOTES (Cost: $14,770,422)		14,907,506

Security	Shares	Value

SHORT-TERM INVESTMENTS — 5.96%

MONEY MARKET FUNDS — 5.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	642,492	$642,492
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	58,126	58,126
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	203,940	203,940

		904,558

TOTAL SHORT-TERM INVESTMENTS (Cost: $904,558)		904,558

TOTAL INVESTMENTS IN SECURITIES — 104.22% (Cost: $15,674,980)		15,812,064
Other Assets, Less Liabilities — (4.22)%		(640,398)

NET ASSETS — 100.00%		$15,171,666

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

48

Schedule of Investments  (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 19.27%

BRAZIL — 1.05%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19[b]	$53,700	$64,440,000
Caixa Economica Federal
2.38%, 11/06/17[b]	4,400	4,312,000

		68,752,000
CHILE — 1.26%
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22[b]	24,400	23,986,908
3.75%, 11/04/20[b]	25,336	26,857,680
3.88%, 11/03/21[b]	29,806	31,636,387

		82,480,975
CHINA — 2.52%
Amber Circle Funding Ltd.
3.25%, 12/04/22[b]	17,900	17,788,932
China Development Bank Corp.
5.00%, 10/15/15	2,311	2,538,865
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	23,997	25,381,540
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17[b]	34,148	35,466,113
3.90%, 05/17/22[b]	60,265	63,627,787
4.88%, 05/17/42[b]	19,244	20,725,788

		165,529,025
INDONESIA — 1.50%
Majapahit Holding BV
7.75%, 01/20/20[b]	29,700	37,236,375
PT Pertamina (Persero) Tbk
5.25%, 05/23/21[b]	46,200	50,820,000
6.00%, 05/03/42[b]	6,500	7,020,000
PT Perusahaan Gas Negara (Persero) Tbk
5.25%, 10/24/42[b]	3,000	2,955,000

		98,031,375
KAZAKHSTAN — 2.78%
Development Bank of Kazakhstan JSC
4.13%, 12/10/22[b]	23,852	24,388,670
Kazakhstan Temir Zholy Finance BV
6.95%, 07/10/42[b]	27,559	34,379,853
KazMunaiGaz National Co.
6.38%, 04/09/21[b]	47,690	56,989,550
9.13%, 07/02/18[b]	51,107	66,566,867

		182,324,940
MALAYSIA — 2.12%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	17,930	20,219,661
Petronas Capital Ltd.

Security	Principal (000s)	Value

5.25%, 08/12/19[b]	$61,896	$72,320,302
7.88%, 05/22/22[b]	33,518	46,784,424

		139,324,387
MEXICO — 2.53%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	7,386	8,161,530
Pemex Project Funding Master Trust
6.63%, 06/15/35	32,265	38,798,663
Petroleos Mexicanos
6.50%, 06/02/41	20,636	24,402,070
8.00%, 05/03/19	73,432	94,249,979

		165,612,242
PHILIPPINES — 0.90%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	46,288	58,901,480

		58,901,480
RUSSIA — 1.55%
Russian Agricultural Bank OJSC Via RSHB Capital SA
5.30%, 12/27/17[b]	11,000	11,783,750
6.30%, 05/15/17[b]	11,085	12,248,925
Russian Railways
5.74%, 04/03/17	36,420	40,244,100
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	10,900	13,216,250
6.90%, 07/09/20[b]	20,308	24,445,755

		101,938,780
SOUTH AFRICA — 1.00%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	40,457	44,502,700
Transnet SOC Ltd.
4.00%, 07/26/22[b]	21,600	21,222,000

		65,724,700
VENEZUELA — 2.06%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	20,232	14,465,880
5.50%, 04/12/37[b]	7,960	5,532,200
8.50%, 11/02/17[b]	43,117	42,362,256
9.00%, 11/17/21[b]	21,729	20,642,550
9.75%, 05/17/35[b]	16,000	15,160,000
12.75%, 02/17/22[b]	32,436	36,895,950

		135,058,836

TOTAL FOREIGN AGENCY OBLIGATIONS (Cost: $1,196,039,739)		1,263,678,740

49

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS[a] — 78.98%

ANGOLA — 0.43%
Angola (Republic of)
7.00%, 08/16/19[b]	$25,500	$28,528,125

		28,528,125
ARGENTINA — 1.70%
Argentina (Republic of)
2.50%, 12/31/38[c]	99,769	33,422,615
8.28%, 12/31/33[d]	93,641	59,227,823
8.28%, 12/31/33	30,431	18,638,953

		111,289,391
BELARUS — 0.37%
Belarus (Republic of)
8.75%, 08/03/15[b]	22,829	23,970,450

		23,970,450
BRAZIL — 6.07%
Brazil (Federative Republic of)
2.63%, 01/05/23	12,000	11,640,000
5.63%, 01/07/41	17,472	21,184,800
5.88%, 01/15/19	10,484	12,738,060
6.00%, 01/17/17	108,000	126,090,000
7.13%, 01/20/37	83,023	119,345,562
8.25%, 01/20/34	4,000	6,350,000
10.13%, 05/15/27	40,116	71,406,480
11.00%, 08/17/40 (Call 08/17/15)	23,835	29,614,988

		398,369,890
CHILE — 0.79%
Chile (Republic of)
3.25%, 09/14/21	19,678	20,907,875
3.88%, 08/05/20	27,902	30,971,220

		51,879,095
COLOMBIA — 4.35%
Colombia (Republic of)
4.38%, 07/12/21	11,000	12,320,000
6.13%, 01/18/41	80,012	102,215,330
7.38%, 01/27/17	79,178	97,190,995
7.38%, 03/18/19	26,779	34,344,067
7.38%, 09/18/37	26,868	38,958,600

		285,028,992
COSTA RICA — 0.39%
Costa Rica (Republic of)
4.25%, 01/26/23[b]	25,373	25,563,298

		25,563,298
CROATIA — 2.12%
Croatia (Republic of)
6.38%, 03/24/21[b]	16,750	18,843,750

Security	Principal (000s)	Value

6.63%, 07/14/20[b]	$95,010	$107,836,350
6.75%, 11/05/19[b]	11,132	12,634,820

		139,314,920
DOMINICAN REPUBLIC — 0.67%
Dominican Republic
7.50%, 05/06/21[b]	38,778	44,206,920

		44,206,920
EGYPT — 0.33%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	22,817	21,676,150

		21,676,150
EL SALVADOR — 0.45%
El Salvador (Republic of)
7.65%, 06/15/35[b]	25,109	29,314,758

		29,314,758
HUNGARY — 2.43%
Hungary (Republic of)
6.25%, 01/29/20	26,938	29,564,455
6.38%, 03/29/21	76,440	84,179,550
7.63%, 03/29/41	39,052	45,456,528

		159,200,533
INDONESIA — 4.80%
Indonesia (Republic of)
4.88%, 05/05/21[b]	6,020	6,787,550
5.25%, 01/17/42[b]	42,428	46,882,940
6.63%, 02/17/37[b]	66,576	85,300,500
6.88%, 03/09/17[b]	7,000	8,242,500
6.88%, 01/17/18[b]	122,057	146,773,542
7.75%, 01/17/38[b]	10,000	14,462,500
8.50%, 10/12/35[b]	4,000	6,140,000

		314,589,532
IRAQ — 0.90%
Iraq (Republic of)
5.80%, 01/15/28[b] (Call 03/17/13)	62,011	59,313,521

		59,313,521
IVORY COAST — 0.86%
Ivory Coast (Republic of)
5.75%, 12/31/32[b,c]	59,185	56,373,713

		56,373,713
LATVIA — 0.92%
Latvia (Republic of)
2.75%, 01/12/20[b]	26,000	25,299,300
5.25%, 02/22/17[b]	31,433	34,943,752

		60,243,052

50

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

LEBANON — 2.66%
Lebanon (Republic of)
5.15%, 11/12/18	$20,000	$20,200,000
6.10%, 10/04/22[b]	33,831	34,761,352
6.38%, 03/09/20	66,598	70,760,375
8.25%, 04/12/21[b]	19,332	22,686,102
9.00%, 03/20/17	22,223	25,945,353

		174,353,182
LITHUANIA — 2.29%
Lithuania (Republic of)
6.13%, 03/09/21[b]	15,019	18,045,929
6.63%, 02/01/22[b]	43,640	54,260,230
7.38%, 02/11/20[b]	60,978	77,637,190

		149,943,349
MEXICO — 4.09%
United Mexican States
3.63%, 03/15/22	42,238	44,877,875
5.63%, 01/15/17	67,832	78,786,868
6.05%, 01/11/40	43,562	54,779,215
6.75%, 09/27/34	65,611	89,887,070

		268,331,028
MONGOLIA — 0.39%
Mongolia (Government of)
5.13%, 12/05/22[b]	26,500	25,771,250

		25,771,250
MOROCCO — 0.40%
Morocco (Republic of)
4.25%, 12/11/22[b]	25,500	26,010,000

		26,010,000
PANAMA — 1.46%
Panama (Republic of)
5.20%, 01/30/20	25,123	29,707,947
6.70%, 01/26/36	48,802	65,882,700

		95,590,647
PERU — 3.84%
Peru (Republic of)
5.63%, 11/18/50	10,522	12,573,790
6.55%, 03/14/37	117,752	160,437,100
7.13%, 03/30/19	47,828	61,100,270
7.35%, 07/21/25	1,000	1,412,500
8.75%, 11/21/33	9,614	15,983,275

		251,506,935
PHILIPPINES — 5.52%
Philippines (Republic of the)
5.00%, 01/13/37	19,294	22,139,865
7.75%, 01/14/31	180,347	262,404,885

Security	Principal (000s)	Value

8.38%, 06/17/19	$56,952	$77,454,720

		361,999,470
POLAND — 4.29%
Poland (Republic of)
3.00%, 03/17/23	25,504	24,639,414
5.00%, 10/19/15	41,252	45,645,751
5.00%, 03/23/22	62,120	71,273,382
5.13%, 04/21/21	37,860	43,770,325
6.38%, 07/15/19	77,587	96,207,880

		281,536,752
ROMANIA — 0.99%
Romania (Republic of)
6.75%, 02/07/22[b]	54,564	65,067,570

		65,067,570
RUSSIA — 5.43%
Russian Federation (The)
3.25%, 04/04/17[b]	26,800	28,408,000
3.63%, 04/29/15[b]	14,100	14,840,250
5.00%, 04/29/20[b]	54,800	62,335,000
5.63%, 04/04/42[b]	24,400	28,487,000
7.50%, 03/31/30[b,c]	109,648	136,648,540
11.00%, 07/24/18[b]	29,700	43,287,750
12.75%, 06/24/28[b]	21,400	41,863,750

		355,870,290
SERBIA — 0.89%
Serbia (Republic of)
7.25%, 09/28/21[b]	50,819	58,568,897

		58,568,897
SOUTH AFRICA — 2.45%
South Africa (Republic of)
4.67%, 01/17/24	25,318	27,248,497
5.50%, 03/09/20	40,950	46,990,125
5.88%, 05/30/22	29,970	35,589,375
6.88%, 05/27/19	41,664	51,142,560

		160,970,557
SRI LANKA — 1.19%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22[b]	23,100	24,659,250
6.25%, 10/04/20[b]	24,148	26,291,135
6.25%, 07/27/21[b]	25,306	27,393,745

		78,344,130
TURKEY — 6.88%
Turkey (Republic of)
6.00%, 01/14/41	32,246	38,130,895
6.25%, 09/26/22	7,000	8,513,750
6.75%, 04/03/18	72,868	86,986,175
6.75%, 05/30/40	42,071	54,324,179
6.88%, 03/17/36	67,472	87,207,560

51

Schedule of Investments  (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

January 31, 2013

Security	Principal (000s)	Value

7.00%, 09/26/16	$21,000	$24,465,000
7.00%, 03/11/19	13,000	15,925,000
7.00%, 06/05/20	65,916	82,395,000
7.25%, 03/15/15	29,272	32,601,690
7.50%, 07/14/17	16,808	20,337,680

		450,886,929
UKRAINE — 3.05%
Ukraine (Government of)
6.25%, 06/17/16[b]	17,560	17,538,050
6.58%, 11/21/16[b]	26,174	26,206,718
7.75%, 09/23/20[b]	64,422	67,401,517
7.80%, 11/28/22[b]	10,000	10,337,500
7.95%, 02/23/21[b]	29,000	30,631,250
9.25%, 07/24/17[b]	43,764	47,593,350

		199,708,385
URUGUAY — 1.87%
Uruguay (Republic of)
7.63%, 03/21/36	82,398	122,773,020

		122,773,020
VENEZUELA — 3.26%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	13,273	12,841,628
7.00%, 03/31/38[b]	8,800	7,128,000
7.65%, 04/21/25	1,000	902,500
7.75%, 10/13/19[b]	11,561	11,214,170
8.25%, 10/13/24[b]	16,668	15,751,260
9.00%, 05/07/23[b]	34,635	34,461,825
9.25%, 09/15/27	30,037	30,412,462
9.25%, 05/07/28[b]	15,500	15,267,500
9.38%, 01/13/34	9,782	9,806,455
11.75%, 10/21/26[b]	23,275	26,359,277
11.95%, 08/05/31[b]	28,031	32,095,495
12.75%, 08/23/22[b]	14,822	17,786,400

		214,026,972
VIETNAM — 0.45%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	25,469	29,225,678

		29,225,678
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,867,421,773)		5,179,347,381

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 0.14%

UNITED STATES — 0.14%
U.S. Treasury Notes
3.25%, 06/30/16	$8,000	$8,743,752

		8,743,752

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,086,111)		8,743,752

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.99%

MONEY MARKET FUNDS — 0.99%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[e,f]	64,808,170	$64,808,170

		64,808,170

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,808,170)		64,808,170

TOTAL INVESTMENTS IN SECURITIES — 99.38%
(Cost: $6,136,355,793)		6,516,578,043
Other Assets, Less Liabilities — 0.62%		41,040,173

NET ASSETS — 100.00%		$6,557,618,216

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

52

Schedule of Investments  (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

January 31, 2013

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.92%

AUSTRALIA — 4.24%
Australia (Commonwealth of)
4.50%, 10/21/14	AUD	3,175	$406,828
4.75%, 10/21/15	AUD	2,440	2,674,100
6.25%, 06/15/14	AUD	1,273	1,389,452
6.25%, 04/15/15	AUD	1,075	1,203,648

			8,674,028

AUSTRIA — 4.38%
Austria (Republic of)
3.40%, 10/20/14[a]	EUR	2,138	3,055,032
3.50%, 07/15/15[a]	EUR	2,180	3,179,970
4.30%, 07/15/14[a]	EUR	1,903	2,733,004

			8,968,006

BELGIUM — 4.60%
Belgium (Kingdom of)
3.50%, 03/28/15	EUR	1,585	2,287,774
3.75%, 09/28/15	EUR	1,025	1,506,189
4.00%, 03/28/14	EUR	2,346	3,317,537
4.25%, 09/28/14	EUR	1,093	1,576,691
8.00%, 03/28/15	EUR	458	720,456

			9,408,647

CANADA — 4.56%
Canada (Government of)
0.75%, 05/01/14	CAD	725	722,489
1.00%, 02/01/15	CAD	894	892,165
1.50%, 08/01/15	CAD	989	996,070
2.00%, 03/01/14	CAD	675	682,217
2.00%, 12/01/14	CAD	907	921,683
2.25%, 08/01/14	CAD	2,293	2,332,875
2.50%, 06/01/15	CAD	485	500,009
3.00%, 06/01/14	CAD	719	737,334
3.00%, 12/01/15	CAD	740	775,665
4.50%, 06/01/15	CAD	725	780,722

			9,341,229

DENMARK — 4.73%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	22,923	4,303,935
4.00%, 11/15/15	DKK	26,800	5,371,507

			9,675,442

FINLAND — 3.79%
Finland (Republic of)
3.13%, 09/15/14	EUR	3,377	4,796,173
4.25%, 07/04/15	EUR	2,000	2,968,523

			7,764,696

Security		Principal (000s)	Value

FRANCE — 6.88%
France (Republic of)
2.00%, 07/12/15	EUR	700	$984,937
2.50%, 01/12/14	EUR	1,487	2,061,001
2.50%, 01/15/15	EUR	455	642,902
3.00%, 07/12/14	EUR	2,376	3,348,511
3.00%, 10/25/15	EUR	1,860	2,692,710
3.50%, 04/25/15	EUR	2,174	3,149,764
4.00%, 04/25/14	EUR	848	1,202,861

			14,082,686

GERMANY — 7.32%
Germany (Federal Republic of)
1.75%, 10/09/15	EUR	1,740	2,451,295
2.25%, 04/10/15	EUR	109	154,276
2.50%, 02/27/15	EUR	2,176	3,088,980
3.25%, 07/04/15	EUR	850	1,235,131
3.75%, 01/04/15	EUR	1,007	1,457,882
4.00%, 10/11/13	EUR	1,688	2,351,184
4.25%, 07/04/14	EUR	2,958	4,242,004

			14,980,752

IRELAND — 1.59%
Ireland (Republic of)
4.00%, 01/15/14	EUR	449	624,679
4.50%, 02/18/15	EUR	1,818	2,630,549

			3,255,228

ITALY — 8.16%
Italy (Republic of)
2.50%, 03/01/15	EUR	1,050	1,443,456
2.75%, 12/01/15	EUR	420	578,032
3.00%, 04/01/14	EUR	729	1,008,979
3.00%, 04/15/15	EUR	1,440	1,997,129
3.00%, 06/15/15	EUR	225	312,012
3.00%, 11/01/15	EUR	2,160	2,995,284
3.50%, 06/01/14	EUR	971	1,353,529
3.75%, 08/01/15	EUR	450	634,328
4.25%, 07/01/14	EUR	380	535,815
4.25%, 08/01/14	EUR	1,596	2,253,217
4.25%, 02/01/15	EUR	1,614	2,296,857
6.00%, 11/15/14	EUR	876	1,280,034

			16,688,672

JAPAN — 21.32%
Japan (Government of)
0.10%, 10/15/13	JPY	70,750	775,316
0.10%, 01/15/14	JPY	550,000	6,028,183
0.10%, 09/15/14	JPY	30,000	328,915
0.10%, 01/15/15	JPY	275,000	3,014,529
0.20%, 11/15/13	JPY	70,000	767,706
0.30%, 06/20/15	JPY	74,550	821,447
0.30%, 09/20/15	JPY	500,000	5,512,601
0.60%, 09/20/14	JPY	337,050	3,725,352
0.60%, 12/20/15	JPY	339,000	3,771,681
0.70%, 09/20/14	JPY	200,000	2,214,135
1.20%, 06/20/15	JPY	275,000	3,094,398

53

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

January 31, 2013

Security		Principal (000s)	Value

1.30%, 06/20/15	JPY	275,000	$3,101,540
1.50%, 03/20/14	JPY	75,000	835,034
1.50%, 09/20/14	JPY	200,000	2,242,582
1.60%, 06/20/14	JPY	153,800	1,720,770
1.60%, 09/20/14	JPY	31,700	356,012
5.00%, 09/22/14	JPY	449,400	5,319,673

			43,629,874

NETHERLANDS — 4.59%
Netherlands (Kingdom of the)
0.75%, 04/15/15[a]	EUR	1,945	2,662,398
1.00%, 01/15/14[b]	EUR	656	897,319
2.75%, 01/15/15[a]	EUR	1,187	1,687,476
3.25%, 07/15/15[a]	EUR	680	987,155
3.75%, 07/15/14[a]	EUR	1,107	1,577,953
4.25%, 07/15/13[a]	EUR	1,137	1,571,353

			9,383,654

NORWAY — 0.46%
Norway (Kingdom of)
5.00%, 05/15/15	NOK	4,767	932,179

			932,179

PORTUGAL — 4.75%
Portugal (Republic of)
3.35%, 10/15/15	EUR	3,390	4,548,771
3.60%, 10/15/14	EUR	2,134	2,915,199
4.38%, 06/16/14	EUR	1,632	2,258,407

			9,722,377

SPAIN — 4.68%
Spain (Kingdom of)
2.50%, 10/31/13	EUR	745	1,020,263
3.00%, 04/30/15	EUR	1,615	2,213,223
3.30%, 10/31/14	EUR	868	1,200,255
3.40%, 04/30/14	EUR	475	657,460
3.75%, 10/31/15	EUR	490	679,871
4.00%, 07/30/15	EUR	1,167	1,632,542
4.25%, 01/31/14	EUR	181	252,288
4.40%, 01/31/15	EUR	496	700,167
4.75%, 07/30/14	EUR	867	1,223,210

			9,579,279

SWEDEN — 3.70%
Sweden (Kingdom of)
4.50%, 08/12/15	SEK	25,320	4,321,244
6.75%, 05/05/14	SEK	19,295	3,255,324

			7,576,568

SWITZERLAND — 2.65%
Switzerland (Confederation of)
3.75%, 06/10/15	CHF	2,350	2,806,321
4.25%, 01/06/14	CHF	2,284	2,607,849

			5,414,170

Security		Principal (000s)	Value

UNITED KINGDOM — 4.52%
United Kingdom
2.00%, 01/22/16	GBP	100	$165,194
2.25%, 03/07/14	GBP	1,988	3,217,149
2.75%, 01/22/15	GBP	2,778	4,605,746
4.75%, 09/07/15	GBP	720	1,268,073

			9,256,162

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $199,443,668)			198,333,649

Security		Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]		13,258	$13,258

			13,258

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,258)			13,258

TOTAL INVESTMENTS IN SECURITIES — 96.93%
(Cost: $199,456,926)			198,346,907
Other Assets, Less Liabilities — 3.07%			6,295,911

NET ASSETS — 100.00%			$204,642,818

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

54

Schedule of Investments  (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2013

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.49%

AUSTRALIA — 4.44%
Australia (Commonwealth of)
3.25%, 04/21/29[a]	AUD	816	$776,936
4.25%, 07/21/17	AUD	1,427	1,571,129
4.75%, 06/15/16	AUD	786	870,019
4.75%, 04/21/27	AUD	818	939,739
5.25%, 03/15/19	AUD	3,453	4,029,851
5.50%, 12/15/13	AUD	989	1,055,746
5.50%, 01/21/18	AUD	1,236	1,437,417
5.50%, 04/21/23	AUD	1,227	1,502,998
5.75%, 05/15/21	AUD	1,307	1,603,078
5.75%, 07/15/22	AUD	1,306	1,618,648
6.00%, 02/15/17	AUD	1,157	1,350,612
6.25%, 06/15/14	AUD	1,518	1,656,865
6.25%, 04/15/15	AUD	1,895	2,121,779

			20,534,817

AUSTRIA — 4.64%
Austria (Republic of)
3.40%, 10/20/14[b]	EUR	3,301	4,716,867
3.40%, 11/22/22[b]	EUR	449	685,973
3.50%, 07/15/15[b]	EUR	1,350	1,969,247
3.50%, 09/15/21[b]	EUR	1,121	1,729,653
3.65%, 04/20/22[b]	EUR	904	1,409,496
3.80%, 01/26/62[b]	EUR	80	136,333
3.90%, 07/15/20[b]	EUR	1,123	1,771,458
4.15%, 03/15/37[b]	EUR	1,546	2,648,230
4.30%, 09/15/17[b]	EUR	353	552,167
4.35%, 03/15/19[b]	EUR	2,867	4,586,403
6.25%, 07/15/27	EUR	619	1,244,641

			21,450,468

BELGIUM — 4.59%
Belgium (Kingdom of)
3.00%, 09/28/19	EUR	909	1,335,782
3.25%, 09/28/16	EUR	3,896	5,742,544
4.00%, 03/28/14	EUR	1,056	1,493,316
4.00%, 03/28/18	EUR	2,115	3,263,495
4.00%, 03/28/19	EUR	851	1,323,590
4.00%, 03/28/22	EUR	434	676,129
4.25%, 09/28/22	EUR	348	550,208
4.25%, 03/28/41	EUR	544	876,769
5.00%, 03/28/35	EUR	550	968,868
5.50%, 03/28/28	EUR	2,775	5,002,023

			21,232,724

CANADA — 4.53%
Canada (Government of)
1.50%, 11/01/13	CAD	2,909	2,921,640
2.00%, 08/01/13	CAD	1,305	1,312,826
2.00%, 12/01/14	CAD	314	319,083
2.25%, 08/01/14	CAD	631	641,973
2.50%, 06/01/15	CAD	607	625,784

Security		Principal (000s)	Value

2.75%, 06/01/22	CAD	1,156	$1,231,747
3.00%, 12/01/15	CAD	2,374	2,488,416
3.50%, 12/01/45	CAD	541	653,560
3.75%, 06/01/19	CAD	4,027	4,526,036
4.00%, 06/01/17	CAD	1,964	2,172,365
4.00%, 06/01/41	CAD	769	990,457
5.00%, 06/01/37	CAD	1,105	1,583,418
5.75%, 06/01/29	CAD	444	643,408
5.75%, 06/01/33	CAD	427	644,264
9.00%, 06/01/25	CAD	123	213,193

			20,968,170

DENMARK — 4.15%
Denmark (Kingdom of)
3.00%, 11/15/21	DKK	5,444	1,117,116
4.00%, 11/15/15	DKK	17,525	3,512,525
4.00%, 11/15/17	DKK	13,628	2,863,153
4.00%, 11/15/19	DKK	15,636	3,387,655
4.50%, 11/15/39	DKK	17,081	4,535,346
7.00%, 11/10/24	DKK	13,257	3,794,729

			19,210,524

FINLAND — 3.60%
Finland (Republic of)
1.75%, 04/15/16	EUR	1,049	1,480,555
2.75%, 07/04/28	EUR	1,089	1,560,381
3.13%, 09/15/14	EUR	2,029	2,881,681
3.50%, 04/15/21	EUR	919	1,425,486
3.88%, 09/15/17	EUR	1,090	1,682,265
4.00%, 07/04/25	EUR	1,219	1,992,570
4.25%, 07/04/15	EUR	656	973,676
4.38%, 07/04/19	EUR	2,879	4,661,014

			16,657,628

FRANCE — 6.11%
France (Republic of)
2.50%, 01/12/14	EUR	875	1,212,761
2.50%, 01/15/15	EUR	2,901	4,099,029
2.75%, 10/25/27	EUR	675	915,887
3.00%, 04/25/22	EUR	1,136	1,652,089
3.50%, 04/25/20	EUR	2,771	4,227,422
3.50%, 04/25/26	EUR	730	1,085,899
4.00%, 10/25/38	EUR	1,349	2,123,948
4.00%, 04/25/55	EUR	525	831,730
4.00%, 04/25/60	EUR	200	317,870
4.25%, 10/25/18	EUR	3,272	5,166,248
5.00%, 10/25/16	EUR	2,673	4,188,651
5.75%, 10/25/32	EUR	405	783,471
8.50%, 04/25/23	EUR	791	1,682,600

			28,287,605

GERMANY — 6.08%
Germany (Federal Republic of)
0.50%, 04/07/17	EUR	1,893	2,560,825
2.25%, 09/04/21	EUR	1,215	1,757,793
2.50%, 07/04/44	EUR	271	378,056
3.25%, 07/04/42	EUR	500	808,691
3.50%, 07/04/19	EUR	1,135	1,778,524

55

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2013

Security	Principal (000s)		Value

3.75%, 01/04/15	EUR	2,443	$3,536,847
3.75%, 01/04/19	EUR	1,500	2,367,637
4.00%, 01/04/37	EUR	403	714,205
4.25%, 07/04/17	EUR	5,598	8,796,582
4.75%, 07/04/28	EUR	1,738	3,174,769
4.75%, 07/04/34	EUR	420	805,613
4.75%, 07/04/40	EUR	240	484,438
5.50%, 01/04/31	EUR	479	962,632

			28,126,612

IRELAND — 4.44%
Ireland (Republic of)
4.00%, 01/15/14	EUR	728	1,012,842
4.40%, 06/18/19	EUR	1,718	2,414,402
4.50%, 02/18/15	EUR	369	533,923
4.50%, 10/18/18	EUR	1,710	2,463,927
4.50%, 04/18/20	EUR	3,084	4,320,722
4.60%, 04/18/16	EUR	1,640	2,381,830
5.00%, 10/18/20	EUR	1,129	1,624,086
5.40%, 03/13/25	EUR	2,265	3,241,455
5.50%, 10/18/17[a]	EUR	845	1,269,926
5.90%, 10/18/19	EUR	849	1,290,885

			20,553,998

ITALY — 6.81%
Italy (Republic of)
2.75%, 12/01/15	EUR	210	289,016
3.00%, 04/01/14	EUR	730	1,010,363
3.00%, 06/15/15	EUR	1,287	1,784,707
3.00%, 11/01/15	EUR	613	850,050
3.75%, 08/01/15	EUR	280	394,693
3.75%, 04/15/16	EUR	500	707,836
3.75%, 08/01/16	EUR	756	1,069,448
3.75%, 03/01/21	EUR	405	550,214
3.75%, 08/01/21	EUR	901	1,222,152
4.00%, 02/01/17	EUR	645	917,232
4.00%, 09/01/20	EUR	222	307,541
4.00%, 02/01/37	EUR	458	548,598
4.25%, 08/01/14	EUR	405	571,775
4.25%, 02/01/15	EUR	640	910,774
4.25%, 02/01/19	EUR	201	285,732
4.25%, 09/01/19	EUR	582	826,054
4.25%, 03/01/20	EUR	75	105,667
4.50%, 02/01/18	EUR	252	364,313
4.50%, 08/01/18	EUR	608	877,614
4.50%, 03/01/19	EUR	152	218,547
4.50%, 02/01/20	EUR	2,077	2,973,591
4.50%, 03/01/26	EUR	474	647,622
4.75%, 09/15/16	EUR	939	1,370,766
4.75%, 05/01/17	EUR	225	327,747
4.75%, 06/01/17	EUR	430	626,121
4.75%, 09/01/21	EUR	381	549,259
4.75%, 08/01/23	EUR	691	975,209
5.00%, 03/01/22	EUR	572	830,985
5.00%, 03/01/25[a]	EUR	140	200,051
5.00%, 08/01/39	EUR	696	957,957
5.00%, 09/01/40	EUR	560	768,657
5.25%, 08/01/17	EUR	476	708,117
5.25%, 11/01/29	EUR	400	573,512
5.50%, 09/01/22	EUR	177	264,745

Security	Principal (000s)		Value

5.50%, 11/01/22	EUR	110	$164,126
5.75%, 07/25/16[a]	EUR	50	74,039
6.00%, 11/15/14	EUR	509	743,764
6.00%, 05/01/31	EUR	603	936,246
6.50%, 11/01/27	EUR	1,521	2,459,233
7.25%, 11/01/26	EUR	450	772,119
9.00%, 11/01/23	EUR	426	802,394

			31,538,586

JAPAN — 19.98%
Japan (Government of)
0.10%, 10/15/13	JPY	354,900	3,889,184
0.10%, 03/15/14	JPY	100,000	1,096,198
0.80%, 09/20/22	JPY	291,150	3,211,870
0.90%, 06/20/14	JPY	832,250	9,223,967
1.10%, 12/20/21	JPY	274,400	3,128,178
1.10%, 03/20/33	JPY	141,000	1,371,111
1.50%, 09/20/15	JPY	1,436,250	16,329,750
1.50%, 12/20/17	JPY	1,066,100	12,451,151
1.60%, 06/20/30	JPY	81,750	897,620
1.80%, 09/20/31	JPY	122,800	1,369,490
1.80%, 11/22/32	JPY	170,900	1,886,436
1.90%, 12/20/28	JPY	118,350	1,381,956
1.90%, 03/20/29	JPY	78,650	915,489
1.90%, 09/20/42	JPY	35,500	382,829
2.00%, 09/20/41	JPY	86,950	962,405
2.00%, 03/20/42	JPY	46,800	517,103
2.00%, 03/20/52	JPY	79,600	840,859
2.10%, 12/20/21	JPY	212,750	2,625,875
2.10%, 03/20/25	JPY	331,400	4,087,521
2.10%, 12/20/26	JPY	287,350	3,506,608
2.10%, 12/20/27	JPY	119,600	1,447,532
2.20%, 09/21/20	JPY	909,000	11,250,145
2.20%, 09/20/28	JPY	107,250	1,304,945
2.20%, 03/20/30	JPY	265,250	3,183,698
2.20%, 03/20/31	JPY	87,850	1,045,238
2.20%, 03/20/49	JPY	20,800	235,503
2.20%, 03/20/50	JPY	22,700	255,797
2.20%, 03/20/51	JPY	28,450	319,023
2.40%, 03/20/48	JPY	46,650	555,649
2.50%, 09/20/36	JPY	147,350	1,807,952
2.50%, 09/20/37	JPY	79,500	975,177

			92,456,259

NETHERLANDS — 4.51%
Netherlands (Kingdom of the)
2.50%, 01/15/33[b]	EUR	765	1,047,725
2.75%, 01/15/15[b]	EUR	2,988	4,247,834
3.25%, 07/15/15[b]	EUR	2,080	3,019,531
3.75%, 01/15/23[b]	EUR	4,820	7,609,380
3.75%, 01/15/42[b]	EUR	487	832,828
4.00%, 07/15/19[b]	EUR	587	930,153
4.00%, 01/15/37[b]	EUR	598	1,034,226
4.50%, 07/15/17[b]	EUR	1,352	2,127,111

			20,848,788

NORWAY — 1.24%
Norway (Kingdom of)
2.00%, 05/24/23	NOK	5,000	863,101

56

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2013

Security	Principal (000s)		Value

3.75%, 05/25/21	NOK	4,814	$969,439
4.25%, 05/19/17	NOK	5,021	1,001,751
4.50%, 05/22/19	NOK	8,210	1,704,522
5.00%, 05/15/15	NOK	6,152	1,203,014

			5,741,827

PORTUGAL — 4.58%
Portugal (Republic of)
3.35%, 10/15/15	EUR	2,469	3,312,954
3.60%, 10/15/14	EUR	1,433	1,957,582
3.85%, 04/15/21	EUR	1,685	1,968,574
4.10%, 04/15/37	EUR	1,334	1,314,512
4.20%, 10/15/16	EUR	1,380	1,862,284
4.35%, 10/16/17	EUR	1,173	1,550,774
4.38%, 06/16/14	EUR	975	1,349,232
4.45%, 06/15/18	EUR	1,370	1,778,421
4.75%, 06/14/19	EUR	1,447	1,864,417
4.80%, 06/15/20	EUR	1,541	1,950,919
4.95%, 10/25/23[a]	EUR	1,140	1,411,420
6.40%, 02/15/16	EUR	624	895,839

			21,216,928

SPAIN — 4.74%
Spain (Kingdom of)
3.00%, 04/30/15	EUR	2,223	3,046,436
3.15%, 01/31/16	EUR	675	919,625
3.25%, 04/30/16	EUR	1,452	1,978,926
3.30%, 10/31/14	EUR	967	1,337,151
3.40%, 04/30/14	EUR	619	856,774
3.75%, 10/31/15	EUR	116	160,949
3.80%, 01/31/17	EUR	496	681,632
4.00%, 07/30/15	EUR	247	345,534
4.00%, 04/30/20	EUR	1,574	2,081,047
4.10%, 07/30/18	EUR	526	720,782
4.20%, 01/31/37	EUR	378	413,118
4.25%, 10/31/16	EUR	432	604,575
4.30%, 10/31/19	EUR	595	810,310
4.40%, 01/31/15	EUR	239	337,379
4.50%, 01/31/18	EUR	40	55,949
4.60%, 07/30/19	EUR	381	529,602
4.65%, 07/30/25	EUR	925	1,171,168
4.70%, 07/30/41	EUR	611	712,469
4.75%, 07/30/14	EUR	304	428,899
4.80%, 01/31/24	EUR	418	546,176
4.85%, 10/31/20	EUR	200	275,593
4.90%, 07/30/40	EUR	615	738,809
5.50%, 07/30/17	EUR	497	726,722
5.50%, 04/30/21	EUR	750	1,069,084
5.75%, 07/30/32	EUR	491	679,199
5.85%, 01/31/22	EUR	290	419,091
6.00%, 01/31/29	EUR	200	285,486

			21,932,485

SWEDEN — 4.44%
Sweden (Kingdom of)
1.50%, 11/13/23	SEK	6,415	953,751
3.00%, 07/12/16	SEK	8,155	1,358,505
3.50%, 06/01/22	SEK	21,880	3,878,988
3.50%, 03/30/39	SEK	9,385	1,693,020

Security	Principal (000s)		Value

3.75%, 08/12/17	SEK	17,360	$3,009,292
4.25%, 03/12/19	SEK	12,350	2,233,776
4.50%, 08/12/15	SEK	9,845	1,680,199
5.00%, 12/01/20	SEK	9,380	1,815,222
6.75%, 05/05/14	SEK	23,280	3,927,647

			20,550,400

SWITZERLAND — 3.39%
Switzerland (Confederation of)
2.25%, 07/06/20	CHF	1,211	1,498,953
2.50%, 03/12/16	CHF	1,467	1,732,043
3.00%, 05/12/19	CHF	2,737	3,492,418
3.75%, 06/10/15	CHF	500	597,090
4.00%, 02/11/23	CHF	1,039	1,496,251
4.00%, 04/08/28	CHF	1,402	2,165,747
4.25%, 01/06/14	CHF	1,433	1,636,185
4.25%, 06/05/17	CHF	2,394	3,084,198

			15,702,885

UNITED KINGDOM — 5.22%
United Kingdom
1.75%, 01/22/17	GBP	1,717	2,822,394
2.25%, 03/07/14	GBP	1,249	2,021,237
2.75%, 01/22/15	GBP	993	1,646,331
3.75%, 09/07/20	GBP	838	1,526,556
3.75%, 09/07/21	GBP	196	357,155
3.75%, 07/22/52	GBP	546	923,628
4.00%, 09/07/16	GBP	932	1,652,887
4.00%, 03/07/22	GBP	2,230	4,141,227
4.00%, 01/22/60	GBP	529	955,014
4.25%, 12/07/27	GBP	365	693,408
4.25%, 06/07/32	GBP	374	704,571
4.25%, 12/07/55	GBP	434	817,032
4.75%, 12/07/30	GBP	450	901,069
4.75%, 12/07/38	GBP	2,194	4,409,664
5.00%, 03/07/25	GBP	298	606,006

			24,178,179

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $434,420,156)			451,188,883

57

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

January 31, 2013

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	951,540	$951,540

		951,540

TOTAL SHORT-TERM INVESTMENTS
(Cost: $951,540)		951,540

TOTAL INVESTMENTS IN SECURITIES — 97.70%
(Cost: $435,371,696)		452,140,423
Other Assets, Less Liabilities — 2.30%		10,659,062

NET ASSETS — 100.00%		$462,799,485

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

58

Schedule of Investments  (Unaudited)

iSHARES® UTILITIES SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.36%

DIVERSIFIED FINANCIAL SERVICES — 1.75%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	$150	$178,196

		178,196
ELECTRIC — 65.21%
Alabama Power Co.
6.00%, 03/01/39	150	190,749
Ameren Corp.
8.88%, 05/15/14	150	163,722
Appalachian Power Co.
7.00%, 04/01/38	75	100,107
Arizona Public Service Co.
8.75%, 03/01/19	100	134,859
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	50	46,502
Consolidated Edison Co. of New York Inc.
5.85%, 04/01/18	100	120,164
Series 08-B
6.75%, 04/01/38	100	138,522
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	56,394
Consumers Energy Co. Series P
5.50%, 08/15/16	200	228,918
Dominion Resources Inc.
1.80%, 03/15/14	150	151,896
DTE Energy Co.
6.35%, 06/01/16	200	231,732
Duke Energy Carolinas LLC
6.05%, 04/15/38	150	189,769
7.00%, 11/15/18	150	191,265
Entergy Louisiana LLC
5.40%, 11/01/24	100	117,801
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[a]	100	103,170
5.60%, 06/15/42 (Call 12/15/41)[a]	90	95,570
FirstEnergy Corp. Series C
7.38%, 11/15/31	125	155,371
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	50,734
5.69%, 03/01/40	150	188,962

Security	Principal (000s)	Value

Florida Power Corp.
6.40%, 06/15/38	$150	$197,128
Georgia Power Co.
2.85%, 05/15/22	50	50,880
Indiana Michigan Power Co.
7.00%, 03/15/19	150	188,281
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	54,955
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	125	146,727
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	250	311,651
Nevada Power Co.
6.50%, 08/01/18	100	124,148
7.13%, 03/15/19	100	126,812
Nisource Finance Corp.
5.45%, 09/15/20	200	232,642
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	50	45,524
NSTAR Electric Co.
5.63%, 11/15/17	150	178,252
Oglethorpe Power Corp.
4.20%, 12/01/42	50	47,834
Oncor Electric Delivery Co.
7.00%, 05/01/32	100	129,459
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	122,121
6.05%, 03/01/34[b]	125	158,482
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	100,117
PSEG Power LLC
5.32%, 09/15/16	150	166,008
Public Service Co. of Colorado
2.25%, 09/15/22 (Call 03/15/22)	75	73,185
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	50	50,394
Puget Sound Energy Inc.
5.76%, 10/01/39	100	124,198
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	157,682
Scottish Power Ltd.
5.38%, 03/15/15	25	26,708
South Carolina Electric & Gas Co.
6.63%, 02/01/32	100	130,534
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	25,366
Series 08-A
5.95%, 02/01/38	150	192,761
TECO Finance Inc.
6.57%, 11/01/17	175	206,888
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	50	49,860
4.75%, 01/15/15	100	105,707
Virginia Electric and Power Co.
8.88%, 11/15/38	150	251,741
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	203,863

		6,636,115

59

Schedule of Investments  (Unaudited) (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

January 31, 2013

Security	Principal (000s)	Value

GAS — 4.44%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	$25	$31,084
Atmos Energy Corp.
8.50%, 03/15/19[b]	100	133,320
National Grid PLC
6.30%, 08/01/16	100	115,915
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	25	24,625
6.00%, 10/15/39	25	30,730
6.50%, 06/01/16	100	115,574

		451,248
PIPELINES — 26.31%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	100	112,191
El Paso Natural Gas Co.
5.95%, 04/15/17	75	86,299
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[b]	150	158,850
Enbridge Inc.
5.80%, 06/15/14	100	106,741
Energy Transfer Partners LP
5.95%, 02/01/15	150	163,204
6.50%, 02/01/42 (Call 08/01/41)	100	114,883
Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	125	118,956
5.20%, 09/01/20	225	262,749
Kinder Morgan Energy Partners LP
5.00%, 08/15/42 (Call 02/15/42)	25	25,216
5.80%, 03/15/35[b]	250	276,075
Magellan Midstream Partners LP
4.25%, 02/01/21	100	109,317
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	75	87,989
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	75	89,089
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	175	200,602
Southern Natural Gas Co. LLC
5.90%, 04/01/17[a]	125	144,498
Spectra Energy Capital LLC
5.67%, 08/15/14	100	106,764
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (Call 10/15/22)	50	49,854
TransCanada PipeLines Ltd.
7.63%, 01/15/39	175	255,290
Williams Companies Inc. (The)
7.88%, 09/01/21	50	63,394
Williams Partners LP
6.30%, 04/15/40	125	145,620

		2,677,581

Security	Principal (000s)	Value

WATER — 0.65%
American Water Capital Corp.
6.59%, 10/15/37	$50	$65,561

		65,561

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,874,046)		10,008,701

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.84%

MONEY MARKET FUNDS — 3.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.22%[c,d,e]	337,869	$337,869
BlackRock Cash Funds: Prime, SL Agency Shares
0.20%[c,d,e]	30,566	30,566
BlackRock Cash Funds: Treasury, SL Agency Shares
0.03%[c,d]	22,674	22,674

		391,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $391,109)		391,109

TOTAL INVESTMENTS IN SECURITIES — 102.20%
(Cost: $10,265,155)		10,399,810
Other Assets, Less Liabilities — (2.20)%		(223,534)

NET ASSETS — 100.00%		$10,176,276

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

60

Notes to Schedules of Investments  (Unaudited)

iSHARES®, TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund/ETF
Aaa - A Rated Corporate Bond
Baa - Ba Rated Corporate Bond
B - Ca Rated Corporate Bond
Barclays CMBS Bond
Barclays GNMA Bond
Barclays TIPS Bond
Barclays U.S. Treasury Bond
Barclays 0-5 Year TIPS Bond
Core Short-Term U.S. Bond

iShares Fund
Financials Sector Bond
Floating Rate Note
Global Inflation-Linked Bond
International Inflation-Linked Bond
Industrials Sector Bond
J.P. Morgan USD Emerging Markets Bond
S&P/Citigroup 1-3 Year International Treasury Bond
S&P/Citigroup International Treasury Bond
Utilities Sector Bond

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

1

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, TRUST

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2013. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShare Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Aaa - A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$329,059,975	$—	$329,059,975
Short-Term Investments	22,632,373	—	—	22,632,373

	$22,632,373	$329,059,975	$—	$351,692,348

Baa - Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$15,356,624	$—	$15,356,624
Short-Term Investments	332,735	—	—	332,735

	$332,735	$15,356,624	$—	$15,689,359

B - Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$10,297,309	$—	$10,297,309
Short-Term Investments	55,964	—	—	55,964

	$55,964	$10,297,309	$—	$10,353,273

Barclays CMBS Bond
Assets:

2

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, TRUST

iShare Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$50,944,064	$—	$50,944,064
Short-Term Investments	595,971	—	—	595,971

	$595,971	$50,944,064	$—	$51,540,035

Barclays GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$19,791,529	$—	$19,791,529
Short-Term Investments	14,774,345	—	—	14,774,345

	$14,774,345	$19,791,529	$—	$34,565,874

Barclays TIPS Bond
Assets:
U.S. Government Obligations	$—	$22,084,018,414	$—	$22,084,018,414
Short-Term Investments	6,236,114,186	—	—	6,236,114,186

	$6,236,114,186	$22,084,018,414	$—	$28,320,132,600

Barclays U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$111,326,869	$—	$111,326,869
Short-Term Investments	20,010,339	—	—	20,010,339

	$20,010,339	$111,326,869	$—	$131,337,208

Barclays 0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$448,627,652	$—	$448,627,652
Short-Term Investments	167,291,982	—	—	167,291,982

	$167,291,982	$448,627,652	$—	$615,919,634

iShares Core Short-Term U.S. Bond
Assets:
Corporate Bonds & Notes	$—	$6,472,608	$—	$6,472,608
Foreign Agency Obligations	—	374,010	—	374,010
Foreign Government Obligations	—	177,928	—	177,928
U.S. Government & Agency Obligations	—	17,801,524	—	17,801,524
Short-Term Investments	950,408	—	—	950,408

	$950,408	$24,826,070	$—	$25,776,478

Financials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$10,344,509	$—	$10,344,509
Short-Term Investments	1,012,133	—	—	1,012,133

	$1,012,133	$10,344,509	$—	$11,356,642

Floating Rate Note
Assets:
Corporate Bonds & Notes	$—	$531,884,625	$—	$531,884,625
Foreign Agency Obligations	—	12,024,322	—	12,024,322
Short-Term Investments	34,017,722	—	—	34,017,722

	$34,017,722	$543,908,947	$—	$577,926,669

Global Inflation-Linked Bond
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$13,884,125	$—	$13,884,125
U.S. Government Obligations	—	7,261,868	—	7,261,868
Short-Term Investments	218,474	—	—	218,474

	$218,474	$21,145,993	$—	$21,364,467

International Inflation-Linked Bond
Assets:

3

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, TRUST

iShare Fund/ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Foreign Government Inflation-Indexed Bonds & Notes	$—	$95,258,351	$—	$95,258,351
Short-Term Investments	106,283	—	—	106,283

	$106,283	$95,258,351	$—	$95,364,634

Industrials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$14,907,506	$—	$14,907,506
Short-Term Investments	904,558	—	—	904,558

	$904,558	$14,907,506	$—	$15,812,064

J.P. Morgan USD Emerging Markets Bond
Assets:
Foreign Agency Obligations	$—	$1,263,678,740	$—	$1,263,678,740
Foreign Government Obligations	—	5,179,347,381	—	5,179,347,381
U.S. Government Obligations	—	8,743,752	—	8,743,752
Short-Term Investments	64,808,170	—	—	64,808,170

	$64,808,170	$6,451,769,873	$—	$6,516,578,043

S&P/Citigroup 1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$198,333,649	$—	$198,333,649
Short-Term Investments	13,258	—	—	13,258

	$13,258	$198,333,649	$—	$198,346,907

S&P/Citigroup International Treasury Bond
Assets:
Foreign Government Obligations	$—	$451,188,883	$—	$451,188,883
Short-Term Investments	951,540	—	—	951,540

	$951,540	$451,188,883	$—	$452,140,423

Utilities Sector Bond
Assets:
Corporate Bonds & Notes	$—	$10,008,701	$—	$10,008,701
Short-Term Investments	391,109	—	—	391,109

	$391,109	$10,008,701	$—	$10,399,810

4

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, TRUST

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays GNMA Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund/ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aaa - A Rated Corporate Bond	$357,688,695	$815,940	$(6,812,287)	$(5,996,347)
Baa - Ba Rated Corporate Bond	15,392,689	387,818	(91,148)	296,670
B - Ca Rated Corporate Bond	9,881,102	512,609	(40,438)	472,171
Barclays CMBS Bond	50,361,916	1,254,733	(76,614)	1,178,119
Barclays GNMA Bond	34,686,783	14,888	(135,797)	(120,909)
Barclays TIPS Bond	26,190,328,073	2,172,254,684	(42,450,157)	2,129,804,527
Barclays U.S. Treasury Bond	132,311,359	37,999	(1,012,150)	(974,151)
Barclays 0-5 Year TIPS Bond	609,356,521	6,677,201	(114,088)	6,563,113
Core Short-Term U.S. Bond	25,788,845	19,652	(32,019)	(12,367)
Financials Sector Bond	10,883,237	488,166	(14,761)	473,405
Floating Rate Note	575,169,506	2,889,145	(131,982)	2,757,163
Global Inflation-Linked Bond	20,324,032	1,162,307	(121,872)	1,040,435
International Inflation-Linked Bond	90,590,249	5,349,891	(575,506)	4,774,385
Industrials Sector Bond	15,674,983	215,025	(77,944)	137,081
J.P. Morgan USD Emerging Markets Bond	6,158,351,378	409,232,570	(51,005,905)	358,226,665
S&P/Citigroup 1-3 Year International Treasury Bond	199,466,641	5,432,581	(6,552,315)	(1,119,734)
S&P/Citigroup International Treasury Bond	436,121,655	26,053,801	(10,035,033)	16,018,768
Utilities Sector Bond	10,265,177	193,952	(59,319)	134,633

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral

5

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, TRUST

received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended January 31, 2013, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period (000s)	Interest Income	Net Realized Gain (Loss)
Aaa - A Rated Corporate Bond
PNC Bank N.A.
2.70%, 11/01/22	$—	$250	$—	$250	$242,355	$700	$—
2.95%, 01/30/23	—	400	—	400	395,388	—	—

					$637,743	$700	$—

PNC Funding Corp.
2.70%, 09/19/16	$150	$—	$—	$150	$158,034	$732	$—
3.63%, 02/08/15	700	—	—	700	739,280	1,217	—
5.13%, 02/08/20	700	—	—	700	813,473	4,296	—

					$1,710.787	$6,245	$—

Financials Sector Bond
PNC Funding Corp.
2.70%, 09/19/16	$200	$—	$—	$200	$210,712	$976	$—

Floating Rate Note
PNC Funding Corp.
0.50%, 01/31/14	$255	$1,000	$—	$1,255	$1,256,623	$1,116	$—

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other

6

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES®, TRUST

securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock. BlackRock’s indemnity allows for full replacement of securities lent. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of January 31, 2013, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

7

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)

Date:	March 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 27, 2013